##External*Document*Content##4502
0

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $1,756,071)
Angola (Rep of), 8.250%, 05/09/2028		315,000	$283,500	0.22
Angola (Rep of), 8.750%, 04/14/2032		234,000	200,070	0.15
Angola (Rep of), 9.375%, 05/08/2048		674,000	539,200	0.42
Angola (Rep of), 9.125%, 11/26/2049		808,000	637,310	0.50
			1,660,080	1.29
Argentina (Cost $1,846,403)
Argentina (Rep of), 1.000%, 07/09/2029		367,228	147,626	0.11
Argentina (Rep of), (Step to 1.750% on 07/09/2027), 0.750%, 07/09/2030[2]		2,519,016	1,018,942	0.79
Argentina (Rep of), (Step to 4.125% on 07/09/2024), 3.625%, 07/09/2035[2]		1,585,133	530,227	0.41
Argentina (Rep of), (Step to 5.000% on 07/09/2024), 4.250%, 01/09/2038[2]		560,049	215,059	0.17
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		955,149	317,109	0.25
			2,228,963	1.73
Azerbaijan (Cost $780,536)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	400,455	0.31
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		335,000	344,631	0.27
			745,086	0.58
Bahrain (Cost $550,819)
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	297,643	0.23
Bapco Energies BSCC, 8.375%, 11/07/2028		226,000	245,351	0.19
			542,994	0.42
Brazil (Cost $33,959,389)
Brazil (Rep of), 4.250%, 01/07/2025		200,000	197,304	0.15
Brazil (Rep of), 2.875%, 06/06/2025		400,000	386,200	0.30
Brazil (Rep of), 6.000%, 04/07/2026		250,000	256,000	0.20
Brazil (Rep of), 4.625%, 01/13/2028		240,000	236,760	0.18
Brazil (Rep of), 8.250%, 01/20/2034		143,000	163,449	0.13
Brazil (Rep of), 6.125%, 03/15/2034		200,000	198,040	0.15
Brazil (Rep of), 5.000%, 01/27/2045		277,000	219,107	0.17
Brazil (Rep of), 5.625%, 02/21/2047		220,000	187,110	0.15
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[3]	BRL	2,445,000	432,959	0.34
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2026[3]	BRL	4,913,000	829,722	0.65
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[3]	BRL	6,889,000	1,110,053	0.86
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[3]	BRL	22,514,000	3,282,484	2.56
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	12,930,000	2,617,536	2.04
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		1,901,503	1,463,587	1.14
Oi S.A., 14.000%, (44% PIK), 09/07/2024[4,5,6,7]		2,330,377	2,318,725	1.80

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Oi S.A., 10.000%, 07/27/2025[6,8]		23,583,000	$707,490	0.55
			14,606,526	11.37
Chile (Cost $2,334,757)
Chile (Rep of), 3.100%, 05/07/2041		360,000	269,100	0.21
Chile (Rep of), 3.100%, 01/22/2061		354,000	226,029	0.18
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	225,990	0.17
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	288,696	0.22
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		264,000	203,544	0.16
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	230,342	0.18
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		200,000	189,522	0.15
Empresa Nacional del Petroleo, 3.450%, 09/16/2031		200,000	167,894	0.13
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		248,000	183,076	0.14
			1,984,193	1.54
China (Cost $31,618,834)
Central China Real Estate Ltd., 7.650%, 08/27/2023[8,9]		2,500,000	110,600	0.09
Central China Real Estate Ltd., 7.900%, 11/07/2023[8,9]		1,910,000	88,872	0.07
Central China Real Estate Ltd., 7.500%, 07/14/2025[8]		625,000	30,937	0.02
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[5]		4,891,338	269,024	0.21
China (Rep of), 2.800%, 03/25/2030	CNY	3,910,000	556,621	0.43
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[8]		1,800,000	108,000	0.08
CIFI Holdings Group Co. Ltd., 5.250%, 05/13/2026[8]		2,564,000	230,760	0.18
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[8,9]		4,515,000	101,587	0.08
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[8,9]		5,635,000	126,787	0.10
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[8,9]		1,189,000	26,753	0.02
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[8,9]		2,175,000	48,937	0.04
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[8,9]		3,500,000	113,750	0.09
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[8,9]		2,500,000	81,250	0.06
KWG Group Holdings Ltd., 6.000%, 01/14/2024[8,9]		900,000	78,750	0.06
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		237,000	230,394	0.18
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	256,507	0.20
Sunac China Holdings Ltd., 6.000%, 09/30/2025[5,6]		228,120	28,515	0.02
Sunac China Holdings Ltd., 6.250%, 09/30/2026[5,6]		228,120	26,234	0.02
Sunac China Holdings Ltd., 6.500%, 09/30/2027[5,6]		446,248	45,183	0.04
Sunac China Holdings Ltd., 0.000%, 09/30/2028[3,5]		2,041,996	449,239	0.35
Sunac China Holdings Ltd., 6.750%, 09/30/2028[5,6]		709,373	62,780	0.05
Sunac China Holdings Ltd., 7.000%, 09/30/2029[5,6]		709,373	55,331	0.04
Sunac China Holdings Ltd., 7.250%, 09/30/2030[5,6]		317,271	22,209	0.02
Sunac China Holdings Ltd., 1.000%, 09/30/2032[5,6]		824,913	52,984	0.04
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[8,9]		1,595,000	111,650	0.09
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[8,9]		3,962,000	277,340	0.22
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[8]		1,330,000	93,100	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[8]		2,620,000	$183,400	0.14
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[8,9]		1,110,000	8,325	0.01
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[8,9]		1,532,000	11,490	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[8,9]		400,000	3,000	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[8,9]		3,158,000	23,685	0.02
Zhenro Properties Group Ltd., 14.724%, 03/04/2024[8]		1,360,000	13,437	0.01
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[8]		387,000	2,903	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[8]		3,591,000	26,933	0.02
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[8]		4,406,000	33,045	0.03
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[8]		8,407,000	63,052	0.05
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[8]		2,065,000	15,488	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[8]		5,713,000	42,847	0.03
			4,111,699	3.20
Colombia (Cost $4,285,781)
Colombia (Rep of), 3.875%, 04/25/2027		291,000	275,431	0.21
Colombia (Rep of), 7.375%, 09/18/2037		257,000	255,458	0.20
Colombia (Rep of), 5.625%, 02/26/2044		250,000	198,375	0.15
Colombia (Rep of), 5.000%, 06/15/2045		344,000	250,432	0.20
Colombia (Rep of), 4.125%, 05/15/2051		226,000	141,250	0.11
Colombian TES, 6.000%, 04/28/2028	COP	4,779,700,000	1,105,098	0.86
Colombian TES, 7.750%, 09/18/2030	COP	599,400,000	143,877	0.11
Colombian TES, 7.000%, 03/26/2031	COP	2,037,600,000	464,239	0.36
Colombian TES, 7.000%, 06/30/2032	COP	2,581,900,000	572,088	0.45
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	2,331,000,000	521,437	0.41
			3,927,685	3.06
Costa Rica (Cost $566,936)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	203,010	0.16
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	178,700	0.14
Costa Rica (Rep of), 7.300%, 11/13/2054[5]		200,000	208,900	0.16
			590,610	0.46
Czech Republic (Cost $5,160,446)
Czech (Rep of), 2.500%, 08/25/2028	CZK	12,900,000	532,292	0.41
Czech (Rep of), 2.750%, 07/23/2029	CZK	22,630,000	940,774	0.73
Czech (Rep of), 0.950%, 05/15/2030	CZK	2,040,000	75,403	0.06
Czech (Rep of), 5.000%, 09/30/2030	CZK	12,110,000	567,204	0.44
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,770,000	178,303	0.14
Czech (Rep of), 2.000%, 10/13/2033	CZK	3,000,000	111,368	0.09
Czech (Rep of), 4.900%, 04/14/2034	CZK	8,010,000	378,471	0.30
New World Resources N.V., 8.000%, 04/07/2020[8,9,10]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[8,9,10]	EUR	669,526	—	—
			2,783,815	2.17
Dominican Republic (Cost $3,410,696)
Dominican (Rep of), 5.500%, 01/27/2025		155,000	154,380	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (continued)
Dominican (Rep of), 6.875%, 01/29/2026		228,000	$231,534	0.18
Dominican (Rep of), 6.000%, 07/19/2028		198,000	198,495	0.16
Dominican (Rep of), 5.500%, 02/22/2029		150,000	145,080	0.11
Dominican (Rep of), 4.875%, 09/23/2032		940,000	838,950	0.65
Dominican (Rep of), 11.250%, 09/15/2035[5]	DOP	17,100,000	315,489	0.25
Dominican (Rep of), 5.300%, 01/21/2041		294,000	247,254	0.19
Dominican (Rep of), 6.850%, 01/27/2045		111,000	108,503	0.09
Dominican (Rep of), 6.500%, 02/15/2048		222,000	209,568	0.16
Dominican (Rep of), 6.400%, 06/05/2049		156,000	144,300	0.11
Dominican (Rep of), 5.875%, 01/30/2060		937,000	794,107	0.62
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	7,920,000	139,739	0.11
			3,527,399	2.75
Ecuador (Cost $268,524)
Ecuador (Rep of), (Step to 5.000% on 07/31/2024), 2.500%, 07/31/2040[2]		616,792	225,746	0.18
			225,746	0.18
Egypt (Cost $2,373,782)
Egypt (Rep of), 6.588%, 02/21/2028		391,000	290,317	0.22
Egypt (Rep of), 5.875%, 02/16/2031		278,000	181,048	0.14
Egypt (Rep of), 7.625%, 05/29/2032		239,000	161,923	0.13
Egypt (Rep of), 8.500%, 01/31/2047		399,000	243,390	0.19
Egypt (Rep of), 7.903%, 02/21/2048		563,000	334,281	0.26
Egypt (Rep of), 8.700%, 03/01/2049		479,000	296,980	0.23
Egypt (Rep of), 8.875%, 05/29/2050		407,000	255,392	0.20
Egypt (Rep of), 8.750%, 09/30/2051		387,000	241,875	0.19
			2,005,206	1.56
Gabon (Cost $336,601)
Gabon (Rep of), 6.625%, 02/06/2031		417,000	339,855	0.26
			339,855	0.26
Ghana (Cost $1,314,435)
Ghana (Rep of), 6.375%, 02/11/2027[8]		539,000	241,876	0.19
Ghana (Rep of), 7.750%, 04/07/2029[8]		333,000	148,185	0.12
Ghana (Rep of), 7.625%, 05/16/2029[8]		1,100,000	486,750	0.38
Ghana (Rep of), 8.625%, 04/07/2034[8]		386,000	171,288	0.13
Ghana (Rep of), 7.875%, 02/11/2035[8]		200,000	88,500	0.07
Ghana (Rep of), 8.875%, 05/07/2042[8]		300,000	131,625	0.10
			1,268,224	0.99
Guatemala (Cost $533,250)
Guatemala (Rep of), 6.600%, 06/13/2036		226,000	229,051	0.18
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	228,241	0.18
			457,292	0.36

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hungary (Cost $2,041,155)
Hungary (Rep of), 5.375%, 03/25/2024		214,000	$213,561	0.17
Hungary (Rep of), 6.750%, 10/22/2028	HUF	105,060,000	307,214	0.24
Hungary (Rep of), 2.125%, 09/22/2031		522,000	414,990	0.32
Hungary (Rep of), 7.000%, 10/24/2035	HUF	78,320,000	237,844	0.19
Hungary (Rep of), 3.000%, 10/27/2038	HUF	82,990,000	163,937	0.13
Hungary (Rep of), 3.125%, 09/21/2051		594,000	378,675	0.29
Hungary (Rep of), 6.750%, 09/25/2052		275,000	294,594	0.23
			2,010,815	1.57
India (Cost $888,604)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	277,181	0.22
India (Rep of), 7.180%, 07/24/2037	INR	51,750,000	617,380	0.48
			894,561	0.70
Indonesia (Cost $9,785,386)
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	16,883,000,000	1,074,499	0.84
Indonesia (Rep of), 4.550%, 01/11/2028		229,000	226,996	0.18
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	103,132	0.08
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	5,799,000,000	396,190	0.31
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,394,000,000	220,029	0.17
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	71,378	0.06
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	4,697,000,000	316,556	0.25
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	8,929,000,000	583,384	0.45
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	5,329,000,000	337,096	0.26
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	4,606,000,000	328,083	0.26
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	270,151	0.21
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	3,834,000,000	273,687	0.21
Indonesia (Rep of), 6.625%, 02/17/2037		182,000	206,567	0.16
Indonesia (Rep of), 7.750%, 01/17/2038		278,000	347,183	0.27
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	3,152,000,000	212,291	0.16
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	7,305,000,000	477,526	0.37
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	4,533,000,000	328,746	0.26
Indonesia (Rep of), 5.250%, 01/17/2042		230,000	229,163	0.18
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	229,265	0.18
Indonesia (Rep of), 5.250%, 01/08/2047		346,000	343,443	0.27
Indonesia (Rep of), 4.750%, 07/18/2047		235,000	218,870	0.17
Indonesia (Rep of), 4.200%, 10/15/2050		282,000	239,026	0.19
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	253,434	0.20
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	332,326	0.26
Pertamina Persero PT, 6.450%, 05/30/2044		200,000	211,022	0.16
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		200,000	198,810	0.15
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	259,371	0.20
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	197,022	0.15
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		233,000	210,308	0.16

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	$199,522	0.15
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	290,288	0.23
			9,185,364	7.15
Ivory Coast (Cost $1,831,623)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	274,000	247,994	0.19
Ivory Coast (Rep of), 7.625%, 01/30/2033[5]		387,000	383,517	0.30
Ivory Coast (Rep of), 8.250%, 01/30/2037[5]		310,000	310,310	0.24
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	252,000	227,060	0.18
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	796,000	674,211	0.52
			1,843,092	1.43
Jamaica (Cost $230,507)
Jamaica (Rep of), 7.875%, 07/28/2045		201,000	233,663	0.18
			233,663	0.18
Kazakhstan (Cost $418,869)
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	319,435	0.25
			319,435	0.25
Kenya (Cost $154,235)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	159,250	0.12
			159,250	0.12
Lebanon (Cost $2,188,808)
Lebanon (Rep of), 6.375%, 03/09/2020[8,9]		536,000	30,552	0.02
Lebanon (Rep of), 5.800%, 04/14/2020[8,9]		353,000	20,121	0.02
Lebanon (Rep of), 6.150%, 06/19/2020[8,9]		766,000	43,662	0.04
Lebanon (Rep of), 8.250%, 04/12/2021[8,9]		465,000	26,505	0.02
Lebanon (Rep of), 6.100%, 10/04/2022[8,9]		1,101,000	62,757	0.05
Lebanon (Rep of), 6.000%, 01/27/2023[8,9]		1,000	57	—
Lebanon (Rep of), 6.600%, 11/27/2026[8]		315,000	17,955	0.01
Lebanon (Rep of), 6.850%, 03/23/2027[8]		669,000	38,133	0.03
Lebanon (Rep of), 7.000%, 03/23/2032[8]		259,000	14,763	0.01
Lebanon (Rep of), 7.050%, 11/02/2035[8]		81,000	4,617	—
Lebanon (Rep of), 7.250%, 03/23/2037[8]		251,000	14,307	0.01
			273,429	0.21
Malaysia (Cost $7,204,329)
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	13,952,000	2,952,397	2.30
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	1,324,000	291,862	0.23
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	205,000	45,097	0.03
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,351,000	281,031	0.22
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	852,000	180,511	0.14
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	1,046,000	228,116	0.18
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	47,072	0.04

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,164,000	$270,803	0.21
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	727,000	148,359	0.11
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	36,808	0.03
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	271,000	62,792	0.05
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	627,000	147,358	0.11
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	737,000	151,071	0.12
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	119,000	25,851	0.02
Petronas Capital Ltd., 2.480%, 01/28/2032		604,000	509,106	0.40
Petronas Capital Ltd., 4.550%, 04/21/2050		770,000	685,446	0.53
Petronas Capital Ltd., 4.800%, 04/21/2060		239,000	217,268	0.17
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	260,722	0.20
			6,541,670	5.09
Mexico (Cost $7,302,493)
Comision Federal de Electricidad, 3.875%, 07/26/2033		292,000	235,045	0.18
Mexican Bonos, 5.750%, 03/05/2026	MXN	17,080,000	916,072	0.71
Mexican Bonos, 5.500%, 03/04/2027	MXN	8,170,000	425,286	0.33
Mexican Bonos, 7.750%, 05/29/2031	MXN	4,490,000	241,307	0.19
Mexican Bonos, 7.500%, 05/26/2033	MXN	8,740,000	454,957	0.35
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,760,000	144,523	0.11
Mexico (Rep of), 5.400%, 02/09/2028		212,000	215,922	0.17
Mexico (Rep of), 2.659%, 05/24/2031		200,000	168,000	0.13
Mexico (Rep of), 4.875%, 05/19/2033		200,000	191,100	0.15
Mexico (Rep of), 6.050%, 01/11/2040		122,000	121,573	0.10
Mexico (Rep of), 4.750%, 03/08/2044		120,000	100,380	0.08
Mexico (Rep of), 5.550%, 01/21/2045		206,000	192,198	0.15
Mexico (Rep of), 6.338%, 05/04/2053		274,000	272,356	0.21
Mexico (Rep of), 3.771%, 05/24/2061		496,000	324,384	0.25
Mexico (Rep of), 3.750%, 04/19/2071		698,000	449,512	0.35
Mexico (Rep of), 5.750%, 10/12/2110		242,000	213,178	0.17
Petroleos Mexicanos, 6.750%, 09/21/2047		860,000	550,142	0.43
Petroleos Mexicanos, 6.350%, 02/12/2048		299,000	185,081	0.14
Petroleos Mexicanos, 7.690%, 01/23/2050		1,100,000	766,150	0.60
Petroleos Mexicanos, 6.950%, 01/28/2060		1,235,000	788,547	0.61
			6,955,713	5.41
Mongolia (Cost $204,398)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	215,908	0.17
			215,908	0.17
Morocco (Cost $954,721)
Morocco (Rep of), 2.375%, 12/15/2027		200,000	179,000	0.14
Morocco (Rep of), 5.950%, 03/08/2028		200,000	204,000	0.16
Morocco (Rep of), 6.500%, 09/08/2033		450,000	465,188	0.36
Morocco (Rep of), 4.000%, 12/15/2050		200,000	136,290	0.11
			984,478	0.77

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (Cost $1,361,081)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	$259,879	0.20
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	262,377	0.20
Nigeria (Rep of), 7.696%, 02/23/2038		206,000	162,369	0.13
Nigeria (Rep of), 7.625%, 11/28/2047		743,000	563,751	0.44
Nigeria (Rep of), 9.248%, 01/21/2049		200,000	176,100	0.14
			1,424,476	1.11
Oman (Cost $2,050,340)
Oman (Rep of), 4.750%, 06/15/2026		454,000	447,190	0.35
Oman (Rep of), 6.750%, 10/28/2027		267,000	279,683	0.22
Oman (Rep of), 6.000%, 08/01/2029		380,000	388,075	0.30
Oman (Rep of), 6.500%, 03/08/2047		274,000	269,856	0.21
Oman (Rep of), 6.750%, 01/17/2048		415,000	418,112	0.33
Oman (Rep of), 7.000%, 01/25/2051		302,000	311,030	0.24
			2,113,946	1.65
Pakistan (Cost $888,527)
Pakistan (Rep of), 6.875%, 12/05/2027		473,000	339,429	0.27
Pakistan (Rep of), 7.375%, 04/08/2031		299,000	192,888	0.15
Pakistan (Rep of), 8.875%, 04/08/2051		400,000	247,044	0.19
Pakistan Water & Power Development Authority, 7.500%, 06/04/2031		340,000	192,780	0.15
			972,141	0.76
Panama (Cost $994,496)
Panama (Rep of), 9.375%, 04/01/2029		271,000	302,842	0.24
Panama (Rep of), 6.700%, 01/26/2036		316,000	302,902	0.24
Panama (Rep of), 4.300%, 04/29/2053		357,000	225,446	0.17
			831,190	0.65
Paraguay (Cost $317,874)
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	328,013	0.25
			328,013	0.25
Peru (Cost $3,799,143)
Peru (Rep of), 7.350%, 07/21/2025		228,000	234,911	0.18
Peru (Rep of), 5.940%, 02/12/2029	PEN	1,408,000	376,593	0.29
Peru (Rep of), 6.150%, 08/12/2032	PEN	1,975,000	509,332	0.40
Peru (Rep of), 7.300%, 08/12/2033[5]	PEN	1,615,000	446,662	0.35
Peru (Rep of), 8.750%, 11/21/2033		450,000	560,250	0.44
Peru (Rep of), 5.400%, 08/12/2034	PEN	1,590,000	379,294	0.29
Peru (Rep of), 3.300%, 03/11/2041		175,000	132,213	0.10
Peru (Rep of), 5.625%, 11/18/2050		200,000	201,300	0.16
Peru (Rep of), 2.780%, 12/01/2060		394,000	232,854	0.18
Peru (Rep of), 3.230%, 07/28/2121		150,000	88,125	0.07
Petroleos del Peru S.A., 5.625%, 06/19/2047		600,000	383,094	0.30
			3,544,628	2.76

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Philippines (Cost $1,972,979)
Philippines (Rep of), 10.625%, 03/16/2025		175,000	$185,445	0.15
Philippines (Rep of), 9.500%, 02/02/2030		220,000	273,350	0.21
Philippines (Rep of), 7.750%, 01/14/2031		309,000	361,530	0.28
Philippines (Rep of), 6.375%, 10/23/2034		302,000	334,876	0.26
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	197,050	0.15
Philippines (Rep of), 3.950%, 01/20/2040		553,000	479,788	0.38
			1,832,039	1.43
Poland (Cost $3,976,978)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	200,480	0.16
Poland (Rep of), 2.500%, 07/25/2026	PLN	470,000	110,952	0.09
Poland (Rep of), 0.250%, 10/25/2026	PLN	471,000	104,124	0.08
Poland (Rep of), 3.750%, 05/25/2027	PLN	3,172,000	765,482	0.59
Poland (Rep of), 2.500%, 07/25/2027	PLN	491,000	113,543	0.09
Poland (Rep of), 5.500%, 11/16/2027		257,000	265,219	0.21
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,725,000	396,382	0.31
Poland (Rep of), 7.500%, 07/25/2028	PLN	2,694,000	739,954	0.57
Poland (Rep of), 1.250%, 10/25/2030	PLN	1,060,000	209,297	0.16
Poland (Rep of), 4.875%, 10/04/2033		150,000	149,212	0.12
Poland (Rep of), 6.000%, 10/25/2033	PLN	4,005,000	1,059,175	0.82
Poland (Rep of), 5.500%, 04/04/2053		100,000	101,085	0.08
			4,214,905	3.28
Qatar (Cost $1,745,501)
Qatar (Rep of), 3.250%, 06/02/2026		272,000	263,840	0.21
Qatar (Rep of), 4.817%, 03/14/2049		571,000	531,744	0.41
Qatar (Rep of), 4.400%, 04/16/2050		200,000	174,660	0.14
QatarEnergy, 3.125%, 07/12/2041		850,000	631,444	0.49
			1,601,688	1.25
Romania (Cost $4,036,967)
Romania (Rep of), 3.000%, 02/27/2027		112,000	104,468	0.08
Romania (Rep of), 5.800%, 07/26/2027	RON	2,920,000	628,250	0.49
Romania (Rep of), 4.150%, 01/26/2028	RON	1,710,000	345,926	0.27
Romania (Rep of), 5.875%, 01/30/2029[5]		298,000	300,712	0.23
Romania (Rep of), 8.000%, 04/29/2030	RON	1,520,000	357,530	0.28
Romania (Rep of), 4.150%, 10/24/2030	RON	1,975,000	381,895	0.30
Romania (Rep of), 3.000%, 02/14/2031		82,000	69,495	0.05
Romania (Rep of), 3.625%, 03/27/2032		444,000	382,950	0.30
Romania (Rep of), 8.250%, 09/29/2032	RON	2,200,000	539,334	0.42
Romania (Rep of), 7.125%, 01/17/2033		116,000	125,002	0.10
Romania (Rep of), 6.125%, 01/22/2044		74,000	72,542	0.06
Romania (Rep of), 4.000%, 02/14/2051		574,000	412,563	0.32
			3,720,667	2.90
Saudi Arabia (Cost $3,135,758)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	360,237	0.28

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
Gaci First Investment Co., 5.125%, 02/14/2053		343,000	$291,636	0.23
Saudi (Rep of), 4.750%, 01/18/2028		348,000	348,435	0.27
Saudi (Rep of), 4.625%, 10/04/2047		249,000	214,140	0.17
Saudi (Rep of), 5.000%, 04/17/2049		488,000	441,701	0.34
Saudi (Rep of), 5.250%, 01/16/2050		342,000	319,060	0.25
Saudi (Rep of), 3.750%, 01/21/2055		426,000	300,863	0.23
Saudi (Rep of), 4.500%, 04/22/2060		297,000	242,055	0.19
Saudi (Rep of), 3.450%, 02/02/2061		389,000	254,795	0.20
			2,772,922	2.16
South Africa (Cost $5,459,538)
South Africa (Rep of), 4.300%, 10/12/2028		580,000	531,091	0.41
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	24,843,271	1,223,206	0.95
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	9,549,532	445,075	0.35
South Africa (Rep of), 5.875%, 04/20/2032		415,000	380,721	0.30
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	18,248,787	821,280	0.64
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	6,577,645	274,093	0.21
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	7,681,679	319,124	0.25
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	18,219,015	718,678	0.56
South Africa (Rep of), 5.650%, 09/27/2047		346,000	258,004	0.20
South Africa (Rep of), 5.750%, 09/30/2049		402,000	297,902	0.23
			5,269,174	4.10
South Korea (Cost $914,287)
Korea (Rep of), 4.250%, 12/10/2032	KRW	1,136,860,000	906,347	0.71
			906,347	0.71
Supranational (Cost $644,078)
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	54,000,000	643,594	0.50
			643,594	0.50
Thailand (Cost $1,975,833)
Thailand (Rep of), 2.350%, 06/17/2026	THB	21,321,000	601,634	0.47
Thailand (Rep of), 2.650%, 06/17/2028	THB	13,478,000	383,827	0.30
Thailand (Rep of), 1.585%, 12/17/2035	THB	17,270,000	429,215	0.33
Thailand (Rep of), 3.300%, 06/17/2038	THB	5,649,000	166,146	0.13
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,744,000	45,614	0.04
Thailand (Rep of), 3.600%, 06/17/2067	THB	6,595,000	184,357	0.14
			1,810,793	1.41
Tunisia (Cost $221,565)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	314,000	255,777	0.20
			255,777	0.20
Turkey (Cost $2,137,186)
Hazine Mustesarligi Varlik Kiralama A.S., 8.509%, 01/14/2029[5]		200,000	207,250	0.16

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 12.600%, 10/01/2025	TRY	16,748,020	$379,004	0.29
Turkey (Rep of), 31.080%, 11/08/2028	TRY	8,010,660	281,145	0.22
Turkey (Rep of), 4.875%, 04/16/2043		736,000	496,800	0.39
Turkey (Rep of), 5.750%, 05/11/2047		520,000	379,834	0.30
Turkiye Ihracat Kredi Bankasi A.S., 9.000%, 01/28/2027[5]		386,000	400,475	0.31
			2,144,508	1.67
Ukraine (Cost $217,563)
Ukraine (Rep of), 9.750%, 11/01/2030[8]		309,000	81,576	0.06
Ukraine (Rep of), 6.876%, 05/21/2031[8]		345,000	75,038	0.06
			156,614	0.12
United Arab Emirates (Cost $1,335,409)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		569,000	396,166	0.31
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	204,364	0.16
DP World Crescent Ltd., 3.750%, 01/30/2030		200,000	185,250	0.14
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	305,520	0.24
DP World Ltd., 5.625%, 09/25/2048		230,000	213,394	0.17
			1,304,694	1.02
Uruguay (Cost $2,296,794)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		278,290	335,757	0.26
Uruguay (Rep of), 5.750%, 10/28/2034		317,158	339,835	0.26
Uruguay (Rep of), 7.625%, 03/21/2036		219,671	267,724	0.21
Uruguay (Rep of), 4.125%, 11/20/2045		190,027	167,224	0.13
Uruguay (Rep of), 5.100%, 06/18/2050		178,043	173,218	0.14
Uruguay (Rep of), 4.975%, 04/20/2055		414,897	389,796	0.30
Uruguay Monetary Regulation Bill, 0.000%, 05/31/2024[3]	UYU	5,791,000	143,757	0.11
Uruguay Monetary Regulation Bill, 0.000%, 08/09/2024[3]	UYU	8,844,000	215,744	0.17
Uruguay Monetary Regulation Bill, 0.000%, 09/06/2024[3]	UYU	5,938,000	143,852	0.11
			2,176,907	1.69
Venezuela (Cost $12,949,260)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[8,9]		9,276,500	7,722,686	6.01
Venezuela (Rep of), 11.750%, 10/21/2026[8]		6,738,000	1,202,733	0.93
Venezuela (Rep of), 9.250%, 09/15/2027[8]		10,857,000	1,937,974	1.51
Venezuela (Rep of), 11.950%, 08/05/2031[8]		8,181,000	1,460,309	1.14
			12,323,702	9.59
Vietnam (Cost $351,663)
Vietnam (Rep of), 4.800%, 11/19/2024		354,000	350,676	0.27
			350,676	0.27
Zambia (Cost $211,777)
Zambia (Rep of), 8.970%, 07/30/2027[8]		347,000	216,441	0.17
			216,441	0.17
Total Debt Securities (Cost $177,296,985)			121,538,593	94.62

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency	Shares	Value	% of Net Assets
Equity Securities
China (Cost $322,556)
Sunac China Holdings Ltd.*	HKD	1,113,787	$162,367	0.12
Sunac Services Holdings Ltd.[5]	HKD	366,826	74,593	0.06
			236,960	0.18
Total Equity Securities (Cost $322,556)			236,960	0.18
Total Investments (Total Cost $177,619,541)			121,775,553	94.80
Other Assets Less Liabilities			6,676,429	5.20
Net Assets			$128,451,982	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2024 is disclosed.
[3]	Zero coupon bond.
[4]	Security is a Level 3 investment.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Restricted security that has been deemed illiquid. At January 31, 2024 the value of these restricted illiquid securities amount to $2,318,725 or 1.81% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Oi S.A., 14.000%, 09/07/2024	4/21/23-1/15/24	$2,306,035

[8]	Issuer has defaulted on terms of debt obligation.
[9]	Maturity has been extended under the terms of a plan of reorganization.
[10]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2024, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2024	HSBC Bank	United States Dollar	10,673,549	Brazilian Real	52,202,195	$137,017
02/02/2024	JP Morgan	United States Dollar	358,000	Brazilian Real	1,760,086	2,743
02/02/2024	Santander	United States Dollar	988,870	Brazilian Real	4,862,276	7,465
02/06/2024	HSBC Bank	Indian Rupee	189,705,184	United States Dollar	2,272,000	11,734
02/09/2024	BNP Paribas	Singapore Dollar	3,639,523	United States Dollar	2,671,690	42,475
02/09/2024	Morgan Stanley	Singapore Dollar	302,379	United States Dollar	225,000	499
02/09/2024	BNP Paribas	United States Dollar	445,597	Singapore Dollar	597,023	368
02/09/2024	Deutsche Bank	United States Dollar	257,650	Singapore Dollar	338,943	4,884

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/09/2024	Standard Chartered	United States Dollar	471,500	Singapore Dollar	629,824	$1,811
02/09/2024	State Street	United States Dollar	1,449,700	Singapore Dollar	1,933,919	7,485
02/09/2024	UBS	United States Dollar	331,350	Singapore Dollar	442,194	1,585
02/12/2024	Deutsche Bank	Indian Rupee	1,037,649,281	United States Dollar	12,447,937	39,989
02/12/2024	HSBC Bank	Indian Rupee	84,774,407	United States Dollar	1,016,941	3,304
02/12/2024	Standard Chartered	Indian Rupee	35,958,200	United States Dollar	432,318	432
02/12/2024	HSBC Bank	Indonesian Rupiah	595,193,244	United States Dollar	37,718	—
02/12/2024	Morgan Stanley	Indonesian Rupiah	30,069,020,000	United States Dollar	1,900,000	5,504
02/12/2024	HSBC Bank	United States Dollar	815,346	Indian Rupee	67,698,139	610
02/12/2024	HSBC Bank	United States Dollar	526,108	Indonesian Rupiah	8,122,849,924	11,355
02/12/2024	JP Morgan	United States Dollar	541,950	Indonesian Rupiah	8,471,762,400	5,086
02/12/2024	Merrill Lynch	United States Dollar	541,600	Indonesian Rupiah	8,502,470,080	2,790
02/12/2024	State Street	United States Dollar	194,000	Indonesian Rupiah	3,018,824,300	2,694
02/14/2024	Deutsche Bank	United States Dollar	1,010,224	Euro	927,102	7,701
02/14/2024	HSBC Bank	United States Dollar	4,849,823	Euro	4,433,800	55,327
02/16/2024	Citibank	Kazakhstan Tenge	78,745,215	United States Dollar	167,010	7,674
02/20/2024	Citibank	Kazakhstan Tenge	39,352,297	United States Dollar	83,506	3,731
02/20/2024	Merrill Lynch	Kazakhstan Tenge	206,284,439	United States Dollar	438,204	19,093
02/20/2024	Standard Chartered	United States Dollar	166,200	Kazakhstan Tenge	74,687,288	631
02/23/2024	Morgan Stanley	Korean Won	1,077,449,910	United States Dollar	807,000	1,397
02/26/2024	BNP Paribas	United States Dollar	502,010	Taiwan Dollar	15,261,694	12,687
02/26/2024	Morgan Stanley	United States Dollar	2,105,000	Taiwan Dollar	64,763,950	28,525
02/26/2024	State Street	United States Dollar	5,712,400	Taiwan Dollar	177,629,696	17,201
02/29/2024	BNP Paribas	Malaysian Ringgit	1,101,158	United States Dollar	233,000	234
02/29/2024	Deutsche Bank	Thai Baht	34,340,173	United States Dollar	966,989	3,188
02/29/2024	BNP Paribas	Turkish Lira	72,438,028	United States Dollar	2,312,958	9,597
02/29/2024	Morgan Stanley	Turkish Lira	45,551,219	United States Dollar	1,455,150	5,344
02/29/2024	BNP Paribas	United States Dollar	991,670	Malaysian Ringgit	4,613,730	14,444
02/29/2024	Deutsche Bank	United States Dollar	1,345,040	Malaysian Ringgit	6,241,544	23,029
02/29/2024	HSBC Bank	United States Dollar	671,900	Malaysian Ringgit	3,120,199	11,016
02/29/2024	Standard Chartered	United States Dollar	300,000	Malaysian Ringgit	1,397,700	3,956
02/29/2024	Deutsche Bank	United States Dollar	171,890	Philippine Peso	9,607,104	1,091
02/29/2024	HSBC Bank	United States Dollar	122,530	Philippine Peso	6,805,108	1,546
02/29/2024	Merrill Lynch	United States Dollar	200,000	Philippine Peso	11,133,000	2,073
02/29/2024	Barclays	United States Dollar	492,100	Thai Baht	17,379,643	1,091
03/04/2024	HSBC Bank	Brazilian Real	4,547,998	United States Dollar	910,000	5,370
03/04/2024	Santander	Brazilian Real	5,276,110	United States Dollar	1,056,638	5,278
03/04/2024	Morgan Stanley	United States Dollar	9,137,949	Brazilian Real	45,187,614	43,092
03/04/2024	HSBC Bank	United States Dollar	280,000	South African Rand	5,231,016	1,389
03/11/2024	BNP Paribas	Korean Won	2,419,097,540	United States Dollar	1,813,729	3,045
03/11/2024	Barclays	United States Dollar	236,185	Korean Won	308,695,693	4,350
03/11/2024	HSBC Bank	United States Dollar	1,529,003	Korean Won	1,965,381,061	52,977

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/11/2024	JP Morgan	United States Dollar	517,840	Korean Won	664,597,927	$18,718
03/11/2024	Standard Chartered	United States Dollar	657,000	Korean Won	871,753,590	2,302
03/11/2024	State Street	United States Dollar	427,000	Korean Won	560,360,640	6,162
03/13/2024	Barclays	United States Dollar	481,681	Indonesian Rupiah	7,537,107,888	4,168
03/19/2024	JP Morgan	United States Dollar	2,118,000	Indonesian Rupiah	33,178,470,000	16,244
03/25/2024	Deutsche Bank	United States Dollar	1,705,900	Chinese Offshore Yuan	12,203,296	2,556
03/25/2024	Standard Chartered	United States Dollar	2,000,240	Chinese Offshore Yuan	14,218,855	15,562
03/25/2024	State Street	United States Dollar	800,000	Chinese Offshore Yuan	5,679,167	7,298
04/12/2024	JP Morgan	United States Dollar	4,535,900	Singapore Dollar	6,059,849	4,316
04/30/2024	HSBC Bank	Colombian Peso	5,710,143,493	United States Dollar	1,425,042	16,386
04/30/2024	JP Morgan	Colombian Peso	3,393,207,420	United States Dollar	849,502	7,054
04/30/2024	Santander	Colombian Peso	1,500,000,000	United States Dollar	376,790	1,859
04/30/2024	Morgan Stanley	Czech Koruna	2,078,000	United States Dollar	90,230	62
04/30/2024	Deutsche Bank	Hungarian Forint	485,016,288	United States Dollar	1,353,261	2,022
04/30/2024	Morgan Stanley	Hungarian Forint	64,484,488	United States Dollar	177,875	2,314
04/30/2024	Deutsche Bank	Israeli Shekel	4,465,926	United States Dollar	1,215,264	13,211
04/30/2024	Morgan Stanley	Mexican Peso	3,626,273	United States Dollar	206,319	1,261
04/30/2024	Barclays	Polish Zloty	28,029,515	United States Dollar	6,942,900	48,890
04/30/2024	Citibank	Polish Zloty	14,835,066	United States Dollar	3,697,453	3,063
04/30/2024	Citibank	South African Rand	147,745,361	United States Dollar	7,800,798	30,458
04/30/2024	Morgan Stanley	South African Rand	12,462,474	United States Dollar	656,073	4,502
04/30/2024	BNP Paribas	United States Dollar	2,111,300	Chilean Peso	1,935,069,789	41,485
04/30/2024	Deutsche Bank	United States Dollar	7,346,500	Czech Koruna	167,525,362	67,279
04/30/2024	Merrill Lynch	United States Dollar	496,167	Czech Koruna	11,396,194	986
04/30/2024	Morgan Stanley	United States Dollar	608,400	Czech Koruna	13,975,222	1,156
04/30/2024	Morgan Stanley	United States Dollar	10,609,100	Mexican Peso	184,769,147	32,308
04/30/2024	Standard Chartered	United States Dollar	2,944,597	Peruvian Nuevo Sol	11,029,578	50,379
04/30/2024	Barclays	United States Dollar	3,770,100	Romanian Leu	17,281,564	20,375
04/30/2024	HSBC Bank	United States Dollar	1,873,732	Romanian Leu	8,568,352	14,586
Subtotal Appreciation						1,072,869
02/02/2024	Morgan Stanley	Brazilian Real	45,187,614	United States Dollar	9,162,128	(41,424)
02/02/2024	Santander	Brazilian Real	18,458,150	United States Dollar	3,754,804	(29,196)
02/02/2024	BNP Paribas	United States Dollar	972,700	Brazilian Real	4,821,207	(416)
02/06/2024	HSBC Bank	United States Dollar	2,281,402	Indian Rupee	189,705,184	(2,333)
02/12/2024	HSBC Bank	Indonesian Rupiah	8,598,269,460	United States Dollar	557,218	(12,337)
02/12/2024	BNP Paribas	United States Dollar	6,997,536	Indian Rupee	581,900,855	(5,538)
02/12/2024	Citibank	United States Dollar	500,000	Indian Rupee	41,736,500	(2,291)
02/12/2024	HSBC Bank	United States Dollar	2,392,683	Indian Rupee	199,921,810	(13,341)
02/12/2024	JP Morgan	United States Dollar	1,327,960	Indian Rupee	110,709,165	(4,405)
02/12/2024	Merrill Lynch	United States Dollar	611,100	Indian Rupee	50,858,492	(973)
02/12/2024	Standard Chartered	United States Dollar	1,267,840	Indian Rupee	105,556,929	(2,519)
02/12/2024	HSBC Bank	United States Dollar	700,624	Indonesian Rupiah	11,146,576,000	(5,746)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/14/2024	Barclays	Euro	78,966	United States Dollar	85,517	$(127)
02/14/2024	Deutsche Bank	Euro	90,287	United States Dollar	98,948	(1,316)
02/14/2024	JP Morgan	Euro	308,764	United States Dollar	335,811	(1,928)
02/14/2024	Morgan Stanley	Euro	486,916	United States Dollar	527,365	(838)
02/14/2024	State Street	Euro	266,684	United States Dollar	289,509	(1,130)
02/14/2024	UBS	Euro	2,809,456	United States Dollar	3,048,675	(10,666)
02/20/2024	Standard Chartered	United States Dollar	345,900	Kazakhstan Tenge	156,859,078	(1,829)
02/26/2024	BNP Paribas	Taiwan Dollar	37,239,050	United States Dollar	1,194,210	(244)
02/26/2024	HSBC Bank	Taiwan Dollar	241,956,817	United States Dollar	7,862,122	(104,454)
02/26/2024	Morgan Stanley	Taiwan Dollar	74,326,245	United States Dollar	2,388,790	(5,727)
02/26/2024	BNP Paribas	United States Dollar	123,740	Taiwan Dollar	3,864,153	(153)
02/26/2024	Standard Chartered	United States Dollar	354,300	Taiwan Dollar	11,073,788	(750)
02/26/2024	State Street	United States Dollar	275,000	Taiwan Dollar	8,646,055	(2,212)
02/29/2024	BNP Paribas	Malaysian Ringgit	831,096	United States Dollar	180,000	(3,967)
02/29/2024	HSBC Bank	Malaysian Ringgit	2,605,247	United States Dollar	561,996	(10,184)
02/29/2024	Standard Chartered	Malaysian Ringgit	10,143,132	United States Dollar	2,180,545	(32,146)
02/29/2024	HSBC Bank	Philippine Peso	122,641,546	United States Dollar	2,220,580	(40,213)
02/29/2024	BNP Paribas	Thai Baht	3,638,656	United States Dollar	104,003	(1,204)
02/29/2024	Citibank	Thai Baht	117,704,000	United States Dollar	3,345,765	(20,399)
02/29/2024	Deutsche Bank	Thai Baht	4,636,252	United States Dollar	132,304	(1,321)
02/29/2024	Standard Chartered	Thai Baht	12,052,455	United States Dollar	344,023	(3,518)
02/29/2024	UBS	Thai Baht	130,837,000	United States Dollar	3,743,302	(46,904)
02/29/2024	HSBC Bank	Turkish Lira	14,254,480	United States Dollar	460,000	(2,964)
02/29/2024	Deutsche Bank	United States Dollar	1,187,100	Philippine Peso	67,122,195	(6,223)
02/29/2024	Merrill Lynch	United States Dollar	97,900	Philippine Peso	5,520,581	(247)
02/29/2024	Deutsche Bank	United States Dollar	5,202,700	Thai Baht	184,851,931	(19,724)
02/29/2024	Citibank	United States Dollar	3,053,400	Turkish Lira	95,604,238	(11,925)
02/29/2024	HSBC Bank	United States Dollar	236,000	Turkish Lira	7,377,577	(545)
03/04/2024	Santander	Brazilian Real	13,266,000	United States Dollar	2,688,676	(18,643)
03/04/2024	State Street	Brazilian Real	17,036,342	United States Dollar	3,453,966	(25,082)
03/04/2024	Morgan Stanley	United States Dollar	1,146,300	Brazilian Real	5,719,284	(4,813)
03/11/2024	Citibank	Chinese Offshore Yuan	28,147,023	United States Dollar	3,979,973	(54,924)
03/11/2024	BNP Paribas	Korean Won	15,872,755,581	United States Dollar	12,392,555	(471,909)
03/11/2024	HSBC Bank	Korean Won	1,487,875,010	United States Dollar	1,130,836	(13,423)
03/11/2024	Morgan Stanley	Korean Won	1,487,875,000	United States Dollar	1,130,593	(13,179)
03/11/2024	BNP Paribas	Singapore Dollar	4,042,711	United States Dollar	3,048,450	(29,395)
03/11/2024	BNP Paribas	United States Dollar	8,823,200	Korean Won	11,753,914,112	(4,142)
03/11/2024	HSBC Bank	United States Dollar	263,000	Korean Won	351,765,130	(1,180)
03/11/2024	State Street	United States Dollar	740,000	Korean Won	987,522,600	(1,642)
03/19/2024	Barclays	Indonesian Rupiah	9,652,000,000	United States Dollar	613,246	(1,821)
03/25/2024	Morgan Stanley	Chinese Offshore Yuan	166,755,143	United States Dollar	23,506,173	(230,377)
03/25/2024	Barclays	United States Dollar	10,200,000	Chinese Offshore Yuan	73,086,845	(1,512)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/25/2024	Citibank	United States Dollar	6,073,235	Chinese Offshore Yuan	43,994,106	$(67,492)
03/25/2024	Deutsche Bank	United States Dollar	248,000	Chinese Offshore Yuan	1,781,610	(678)
03/25/2024	Standard Chartered	United States Dollar	685,830	Chinese Offshore Yuan	4,932,085	(2,594)
04/12/2024	BNP Paribas	Singapore Dollar	597,023	United States Dollar	446,840	(383)
04/12/2024	HSBC Bank	Singapore Dollar	4,659,000	United States Dollar	3,551,879	(67,857)
04/19/2024	HSBC Bank	Indian Rupee	186,798,791	United States Dollar	2,240,842	(62)
04/19/2024	Morgan Stanley	Indian Rupee	101,637,852	United States Dollar	1,220,098	(883)
04/19/2024	Deutsche Bank	United States Dollar	1,356,464	Indian Rupee	113,156,905	(931)
04/30/2024	Deutsche Bank	Chilean Peso	3,218,637,812	United States Dollar	3,512,455	(69,693)
04/30/2024	Merrill Lynch	Czech Koruna	102,567,150	United States Dollar	4,494,610	(37,918)
04/30/2024	Morgan Stanley	Czech Koruna	32,394,875	United States Dollar	1,411,227	(3,623)
04/30/2024	UBS	Czech Koruna	82,111,051	United States Dollar	3,602,444	(34,599)
04/30/2024	JP Morgan	Hungarian Forint	1,300,843,292	United States Dollar	3,674,595	(39,643)
04/30/2024	BNP Paribas	Mexican Peso	53,391,738	United States Dollar	3,060,809	(4,491)
04/30/2024	Morgan Stanley	Mexican Peso	220,001,709	United States Dollar	12,636,271	(42,652)
04/30/2024	Standard Chartered	Peruvian Nuevo Sol	8,046,815	United States Dollar	2,135,000	(23,474)
04/30/2024	Citibank	Romanian Leu	23,835,574	United States Dollar	5,197,646	(25,844)
04/30/2024	Morgan Stanley	United States Dollar	275,600	Chilean Peso	258,766,352	(1,185)
04/30/2024	BNP Paribas	United States Dollar	672,013	Colombian Peso	2,683,864,765	(5,483)
04/30/2024	Deutsche Bank	United States Dollar	2,117,428	Colombian Peso	8,464,418,884	(19,269)
04/30/2024	Morgan Stanley	United States Dollar	360,100	Colombian Peso	1,441,170,614	(3,699)
04/30/2024	JP Morgan	United States Dollar	3,687,448	Hungarian Forint	1,321,341,929	(4,783)
04/30/2024	Morgan Stanley	United States Dollar	301,900	Hungarian Forint	109,292,147	(3,496)
04/30/2024	Merrill Lynch	United States Dollar	748,200	Israeli Shekel	2,751,674	(8,723)
04/30/2024	State Street	United States Dollar	69,300	Israeli Shekel	252,098	(46)
04/30/2024	Deutsche Bank	United States Dollar	883,600	Mexican Peso	15,459,966	(1,379)
04/30/2024	Morgan Stanley	United States Dollar	889,700	Mexican Peso	15,618,583	(4,359)
04/30/2024	Barclays	United States Dollar	716,100	Polish Zloty	2,887,327	(4,126)
04/30/2024	Deutsche Bank	United States Dollar	8,321,500	Polish Zloty	33,546,005	(46,345)
04/30/2024	Merrill Lynch	United States Dollar	632,965	Polish Zloty	2,564,087	(6,630)
04/30/2024	Morgan Stanley	United States Dollar	2,872,949	South African Rand	54,484,798	(15,023)
04/30/2024	State Street	United States Dollar	6,471,400	South African Rand	122,559,184	(24,860)
05/13/2024	HSBC Bank	Indian Rupee	67,698,139	United States Dollar	812,050	(804)
05/13/2024	HSBC Bank	United States Dollar	37,644	Indonesian Rupiah	595,193,244	(9)
Subtotal Depreciation						(1,898,455)
Total						$(825,586)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
At January 31, 2024, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (BRL) (Pay at Maturity)	10.145% (Receive at Maturity)	BRL	6,907,508	01/02/2029	$5,772	$8,234	Deutsche Bank
5.550% (Pay Semiannually)	CLP-CLICP 1 Day Rate (Receive Semiannually)	CLP	1,441,500,000	08/22/2028	(46,031)	(5,183)	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	6,860,000	09/16/2025	9,040	(400)	Merrill Lynch
KWDCD 3 Month Rate (Pay Quarterly)	3.540% (Receive Quarterly)	KRW	1,700,000,000	07/21/2026	8,089	(3,182)	BNP Paribas
KWDCD 3 Month Rate (Pay Quarterly)	3.565% (Receive Quarterly)	KRW	2,389,120,000	07/25/2026	12,865	127	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.864% (Receive Lunar)	MXN	31,370,000	12/13/2028	9,112	11,367	HSBC Bank
2.425% (Pay Quarterly)	Thai Overnight Repurchase Rate (THOR) (Receive Quarterly)	THB	44,360,000	06/21/2028	(10,162)	(221)	Merrill Lynch
7.695% (Pay Quarterly)	ZAR-JIBAR 3 Month (Receive Quarterly)	ZAR	99,000,000	03/20/2026	(2,186)	(2,118)	Morgan Stanley
9.605% (Pay Quarterly)	ZAR-JIBAR 3 Month (Receive Quarterly)	ZAR	13,224,000	12/20/2033	(22,334)	(1,772)	Deutsche Bank
					$(35,835)	$6,852
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$15,838,249	$2,318,725	$18,156,974
Corporate Convertible Bonds	—	771,247	—	771,247
Financial Certificates	—	1,583,439	—	1,583,439
Government Agencies	—	9,600,529	—	9,600,529
Government Bonds	—	91,426,404	—	91,426,404
Total Debt Securities	—	119,219,868	2,318,725	121,538,593
Equity Securities
Common Stock
China	—	236,960	—	236,960
Total Investments	$—	$119,456,828	$2,318,725	$121,775,553

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,072,869	$—	$1,072,869
Centrally Cleared Interest Rate Swap Contracts†	—	44,878	—	44,878
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,898,455)	—	(1,898,455)
Centrally Cleared Interest Rate Swap Contracts†	—	(80,713)	—	(80,713)
Total Other Financial Instruments	$—	$(861,421)	$—	$(861,421)
† Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2024:
Category and Subcategory	Beginning Balance at 10/31/2023	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2024	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2024
Investments, at value
Corporate Bonds
Brazil	$24,342	$—	$387	$—	$—	$(2)	$2,293,998	$—	$2,318,725	$(11,530)
Total	$24,342	$—	$387	$—	$—	$(2)	$2,293,998	$—	$2,318,725	$(11,530)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2024:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2024	Valuation Technique	Unobservable Input
Corporate Bonds	$2,318,725	Broker Quote	$99.50
Total	$2,318,725

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,805,892)
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2026[2]	BRL	560,000	$94,575	0.85
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2026[2]	BRL	1,990,000	320,657	2.86
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2027[2]	BRL	3,470,000	505,917	4.52
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	2,723,000	551,241	4.92
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	898,000	179,593	1.60
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2033	BRL	426,000	83,323	0.74
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2035	BRL	815,000	158,261	1.41
			1,893,567	16.90
Chile (Cost $65,982)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	21,355	0.19
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	15,000,000	16,768	0.15
Bonos de la Tesoreria de la Republica en pesos, 7.000%, 05/01/2034[3]	CLP	20,000,000	24,063	0.22
			62,186	0.56
China (Cost $484,592)
China (Rep of), 2.850%, 06/04/2027	CNY	920,000	130,680	1.17
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	62,077	0.55
China (Rep of), 2.680%, 05/21/2030	CNY	400,000	56,505	0.50
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	24,152	0.22
China (Rep of), 2.800%, 11/15/2032	CNY	120,000	17,149	0.15
China (Rep of), 2.880%, 02/25/2033	CNY	750,000	107,977	0.96
China (Rep of), 3.720%, 04/12/2051	CNY	540,000	89,494	0.80
			488,034	4.35
Colombia (Cost $456,686)
Colombian TES, 6.000%, 04/28/2028	COP	357,300,000	82,610	0.74
Colombian TES, 7.750%, 09/18/2030	COP	219,000,000	52,568	0.47
Colombian TES, 7.000%, 03/26/2031	COP	324,400,000	73,910	0.66
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	68,002	0.61
Colombian TES, 13.250%, 02/09/2033	COP	142,000,000	44,307	0.39
Colombian TES, 7.250%, 10/18/2034	COP	341,200,000	74,068	0.66
Colombian TES, 9.250%, 05/28/2042	COP	549,800,000	131,485	1.17
			526,950	4.70
Czech Republic (Cost $528,429)
Czech (Rep of), 2.500%, 08/25/2028	CZK	270,000	11,141	0.10
Czech (Rep of), 2.750%, 07/23/2029	CZK	1,620,000	67,347	0.60
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	22,303	0.20
Czech (Rep of), 0.950%, 05/15/2030	CZK	590,000	21,808	0.19

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (continued)
Czech (Rep of), 1.200%, 03/13/2031	CZK	1,850,000	$68,110	0.61
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,430,000	53,453	0.48
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,790,000	66,450	0.59
Czech (Rep of), 4.900%, 04/14/2034	CZK	3,220,000	152,144	1.36
Czech (Rep of), 1.950%, 07/30/2037	CZK	1,740,000	60,131	0.53
Czech (Rep of), 1.500%, 04/24/2040	CZK	250,000	7,703	0.07
			530,590	4.73
Dominican Republic (Cost $52,757)
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	2,800,000	49,403	0.44
			49,403	0.44
Hungary (Cost $295,396)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	25,770,000	78,564	0.70
Hungary (Rep of), 3.000%, 10/27/2027	HUF	13,320,000	34,088	0.30
Hungary (Rep of), 4.500%, 03/23/2028	HUF	11,150,000	29,928	0.27
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	7,047	0.06
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,890,000	35,738	0.32
Hungary (Rep of), 4.750%, 11/24/2032	HUF	14,680,000	38,153	0.34
Hungary (Rep of), 7.000%, 10/24/2035	HUF	21,600,000	65,596	0.59
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	11,141	0.10
			300,255	2.68
India (Cost $105,692)
India (Rep of), 7.180%, 07/24/2037	INR	8,850,000	105,581	0.94
			105,581	0.94
Indonesia (Cost $1,562,730)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	1,145,000,000	72,705	0.65
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	3,163,000,000	201,306	1.80
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,318,000,000	85,152	0.76
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	2,010,000,000	127,185	1.13
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	39,310	0.35
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	16,279	0.15
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	1,038,000,000	67,292	0.60
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,460,000,000	92,060	0.82
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	82,401	0.74
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,148,000,000	71,975	0.64
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	38,944	0.35
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	2,681,000,000	175,165	1.56
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	1,522,000,000	96,277	0.86
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	974,000,000	69,377	0.62
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	45,329	0.40
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	2,622,000,000	171,399	1.53
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	788,000,000	57,148	0.51
			1,509,304	13.47

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (Cost $545,954)
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	119,000	$25,338	0.23
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	193,000	41,324	0.37
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	293,000	66,059	0.59
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	440,000	93,221	0.83
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	268,000	62,350	0.56
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	20,407	0.18
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	331,000	75,674	0.68
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	412,000	84,452	0.75
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	11,413	0.10
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	95,000	23,592	0.21
			503,830	4.50
Mexico (Cost $773,143)
Mexican Bonos, 5.750%, 03/05/2026	MXN	920,000	49,344	0.44
Mexican Bonos, 5.500%, 03/04/2027	MXN	1,290,000	67,150	0.60
Mexican Bonos, 7.500%, 06/03/2027	MXN	840,000	46,166	0.41
Mexican Bonos, 7.750%, 05/29/2031	MXN	5,710,000	306,873	2.74
Mexican Bonos, 7.500%, 05/26/2033	MXN	740,000	38,520	0.34
Mexican Bonos, 10.000%, 11/20/2036	MXN	2,510,000	154,947	1.38
Mexican Bonos, 8.500%, 11/18/2038	MXN	2,050,000	111,551	1.00
Mexican Bonos, 7.750%, 11/13/2042	MXN	1,320,000	66,028	0.59
			840,579	7.50
Peru (Cost $496,476)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	133,000	34,839	0.31
Peru (Rep of), 5.940%, 02/12/2029	PEN	152,000	40,655	0.36
Peru (Rep of), 6.150%, 08/12/2032	PEN	814,000	209,922	1.87
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	479,000	132,478	1.18
Peru (Rep of), 5.400%, 08/12/2034	PEN	219,000	52,242	0.47
Peru (Rep of), 5.350%, 08/12/2040	PEN	63,000	14,236	0.13
			484,372	4.32
Poland (Cost $472,591)
Poland (Rep of), 3.750%, 05/25/2027	PLN	629,000	151,793	1.35
Poland (Rep of), 2.750%, 04/25/2028	PLN	194,000	44,579	0.40
Poland (Rep of), 2.750%, 10/25/2029	PLN	271,000	60,554	0.54
Poland (Rep of), 1.250%, 10/25/2030	PLN	362,000	71,477	0.64
Poland (Rep of), 1.750%, 04/25/2032	PLN	302,000	58,643	0.52
Poland (Rep of), 6.000%, 10/25/2033	PLN	526,000	139,108	1.24
			526,154	4.69
Romania (Cost $484,390)
Romania (Rep of), 5.800%, 07/26/2027	RON	180,000	38,728	0.34
Romania (Rep of), 4.150%, 01/26/2028	RON	315,000	63,723	0.57
Romania (Rep of), 4.850%, 07/25/2029	RON	240,000	48,868	0.44
Romania (Rep of), 8.000%, 04/29/2030	RON	505,000	118,784	1.06
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	22,237	0.20

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 7.350%, 04/28/2031	RON	120,000	$27,529	0.24
Romania (Rep of), 6.700%, 02/25/2032	RON	95,000	21,122	0.19
Romania (Rep of), 8.250%, 09/29/2032	RON	485,000	118,899	1.06
Romania (Rep of), 4.750%, 10/11/2034	RON	185,000	35,429	0.32
			495,319	4.42
South Africa (Cost $1,114,747)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	1,264,337	70,627	0.63
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	3,640,516	179,248	1.60
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,717,492	121,835	1.09
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	4,563,207	212,678	1.90
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,180,450	98,130	0.87
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,217,357	50,728	0.45
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,995,720	82,909	0.74
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	4,708,911	185,750	1.66
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,068,858	41,876	0.37
			1,043,781	9.31
South Korea (Cost $321,363)
Korea (Rep of), 3.000%, 09/10/2024	KRW	412,270,000	307,931	2.75
			307,931	2.75
Supranational (Cost $53,673)
International Bank for Reconstruction & Development, 6.850%, 04/24/2028	INR	4,500,000	53,633	0.48
			53,633	0.48
Thailand (Cost $531,132)
Thailand (Rep of), 2.650%, 06/17/2028	THB	789,000	22,469	0.20
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,527,000	46,758	0.42
Thailand (Rep of), 3.350%, 06/17/2033	THB	2,158,000	64,198	0.57
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,210,000	54,926	0.49
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	13,236	0.12
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,497,000	104,026	0.93
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,967,000	57,853	0.52
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,874,000	45,044	0.40
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,983,000	51,865	0.46
Thailand (Rep of), 3.600%, 06/17/2067	THB	901,000	25,187	0.22
			485,562	4.33
Turkey (Cost $62,918)
Turkey (Rep of), 12.600%, 10/01/2025	TRY	989,000	22,381	0.20
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,057,000	37,097	0.33
			59,478	0.53
United States (Cost $294,381)
U.S. Treasury Bill, 5.088%, 04/16/2024[4]		297,600	294,388	2.63
			294,388	2.63

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $97,576)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	743,171	$17,939	0.16
Uruguay (Rep of), 9.750%, 07/20/2033	UYU	999,172	26,310	0.23
Uruguay Monetary Regulation Bill, 0.000%, 05/31/2024[4]	UYU	636,000	15,788	0.14
Uruguay Monetary Regulation Bill, 0.000%, 08/09/2024[2]	UYU	1,042,000	25,419	0.23
Uruguay Monetary Regulation Bill, 0.000%, 09/06/2024[4]	UYU	598,000	14,487	0.13
			99,943	0.89
Total Debt Securities (Cost $10,606,500)			10,660,840	95.12
Total Investments in Securities (Cost $10,606,500)			10,660,840	95.12
Total Investments (Total Cost $10,606,500)			10,660,840	95.12
Other Assets Less Liabilities			546,554	4.88
Net Assets			$11,207,394	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At January 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2024	HSBC Bank	United States Dollar	469,484	Brazilian Real	2,296,153	$6,027
02/06/2024	HSBC Bank	Indian Rupee	8,788,045	United States Dollar	105,259	534
02/12/2024	Deutsche Bank	Indian Rupee	8,855,196	United States Dollar	106,230	341
02/12/2024	HSBC Bank	United States Dollar	1,166	Indian Rupee	96,812	1
02/12/2024	Deutsche Bank	United States Dollar	13,185	Indonesian Rupiah	205,045,756	191
02/12/2024	HSBC Bank	United States Dollar	116,325	Indonesian Rupiah	1,799,954,661	2,260
02/16/2024	Citibank	Kazakhstan Tenge	3,635,265	United States Dollar	7,710	354
02/20/2024	Citibank	Kazakhstan Tenge	1,817,098	United States Dollar	3,856	172
02/20/2024	Merrill Lynch	Kazakhstan Tenge	9,525,198	United States Dollar	20,234	882
02/23/2024	Morgan Stanley	Korean Won	73,432,150	United States Dollar	55,000	95
02/26/2024	HSBC Bank	United States Dollar	53,568	Taiwan Dollar	1,648,552	712
02/26/2024	Morgan Stanley	United States Dollar	112,000	Taiwan Dollar	3,445,920	1,516
02/29/2024	Deutsche Bank	Thai Baht	6,935,137	United States Dollar	195,288	643
03/04/2024	HSBC Bank	Brazilian Real	249,890	United States Dollar	50,000	295
03/04/2024	Morgan Stanley	United States Dollar	464,334	Brazilian Real	2,296,153	2,190
03/04/2024	Santander	United States Dollar	144,038	Brazilian Real	711,230	889

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/04/2024	HSBC Bank	United States Dollar	55,000	South African Rand	1,027,521	$273
03/11/2024	HSBC Bank	United States Dollar	309,761	Korean Won	398,167,135	10,733
03/13/2024	HSBC Bank	United States Dollar	209,608	Indonesian Rupiah	3,246,737,035	3,911
03/19/2024	JP Morgan	United States Dollar	113,000	Indonesian Rupiah	1,770,145,000	866
04/30/2024	Deutsche Bank	Colombian Peso	320,313,343	United States Dollar	80,128	729
04/30/2024	Morgan Stanley	Mexican Peso	20,071	United States Dollar	1,148	—
04/30/2024	Citibank	Polish Zloty	1,274,164	United States Dollar	317,808	25
04/30/2024	Morgan Stanley	South African Rand	22,532	United States Dollar	1,185	9
04/30/2024	Standard Chartered	United States Dollar	244,142	Peruvian Nuevo Sol	914,481	4,177
04/30/2024	HSBC Bank	United States Dollar	78,778	Romanian Leu	360,241	613
05/13/2024	HSBC Bank	United States Dollar	96,470	Indonesian Rupiah	1,519,845,654	322
Subtotal Appreciation						38,760
02/02/2024	Morgan Stanley	Brazilian Real	2,296,153	United States Dollar	465,562	(2,105)
02/06/2024	HSBC Bank	United States Dollar	105,683	Indian Rupee	8,788,045	(111)
02/12/2024	Deutsche Bank	Indonesian Rupiah	541,625,000	United States Dollar	35,000	(677)
02/12/2024	HSBC Bank	Indonesian Rupiah	2,093,452,417	United States Dollar	132,665	(1)
02/12/2024	HSBC Bank	United States Dollar	104,837	Indian Rupee	8,758,384	(569)
02/12/2024	HSBC Bank	United States Dollar	39,604	Indonesian Rupiah	630,077,000	(325)
02/26/2024	BNP Paribas	Taiwan Dollar	1,704,463	United States Dollar	54,660	(11)
02/26/2024	Morgan Stanley	Taiwan Dollar	3,402,070	United States Dollar	109,340	(262)
02/29/2024	BNP Paribas	Malaysian Ringgit	69,258	United States Dollar	15,000	(330)
02/29/2024	HSBC Bank	Malaysian Ringgit	2,777,679	United States Dollar	595,926	(7,591)
02/29/2024	HSBC Bank	Philippine Peso	280,655	United States Dollar	5,082	(92)
02/29/2024	BNP Paribas	Thai Baht	386,697	United States Dollar	11,053	(128)
02/29/2024	Citibank	Thai Baht	5,980,000	United States Dollar	169,983	(1,036)
02/29/2024	Deutsche Bank	Thai Baht	493,656	United States Dollar	14,087	(141)
02/29/2024	Standard Chartered	Thai Baht	274,926	United States Dollar	7,847	(80)
02/29/2024	UBS	Thai Baht	6,647,000	United States Dollar	190,173	(2,383)
02/29/2024	HSBC Bank	Turkish Lira	1,186,840	United States Dollar	38,300	(247)
03/11/2024	Citibank	Chinese Offshore Yuan	1,473,182	United States Dollar	208,307	(2,875)
03/11/2024	BNP Paribas	Korean Won	110,641,577	United States Dollar	86,383	(3,289)
03/11/2024	HSBC Bank	Korean Won	84,450,578	United States Dollar	64,185	(762)
03/11/2024	Morgan Stanley	Korean Won	84,450,580	United States Dollar	64,172	(748)
03/25/2024	Barclays	Chinese Offshore Yuan	213,297	United States Dollar	30,000	(228)
03/25/2024	Morgan Stanley	Chinese Offshore Yuan	4,839,683	United States Dollar	682,212	(6,686)
03/25/2024	Citibank	United States Dollar	269,000	Chinese Offshore Yuan	1,948,618	(2,989)
04/19/2024	HSBC Bank	Indian Rupee	9,814,668	United States Dollar	117,738	(4)
04/30/2024	Deutsche Bank	Chilean Peso	129,476,421	United States Dollar	141,296	(2,803)
04/30/2024	UBS	Czech Koruna	6,063,753	United States Dollar	266,034	(2,555)
04/30/2024	JP Morgan	Hungarian Forint	15,366,409	United States Dollar	43,407	(468)
04/30/2024	Morgan Stanley	Mexican Peso	2,560,180	United States Dollar	147,059	(506)
04/30/2024	Morgan Stanley	United States Dollar	156,651	South African Rand	2,969,726	(760)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
05/13/2024	HSBC Bank	United States Dollar	132,405	Indonesian Rupiah	2,093,452,417	$(31)
Subtotal Depreciation						(40,793)
Total						$(2,033)
At January 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.622% (Receive Quarterly)	MYR	500,000	03/15/2028	$402	$—	$402	HSBC Bank
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.680% (Receive Quarterly)	MYR	1,000,000	03/15/2028	1,290	—	1,290	HSBC Bank
							$1,692
At January 31, 2024, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
5.43% (Pay Semiannually)	CLP-CLICP 1 Day Rate (Receive Semiannually)	CLP	38,700,000	08/17/2033	$(1,378)	$(297)	HSBC Bank
5.55% (Pay Semiannually)	CLP-CLICP 1 Day Rate (Receive Semiannually)	CLP	65,800,000	08/22/2028	(2,101)	(237)	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	6,649	(99)	HSBC Bank
KWDCD 3 Month Rate (Pay Quarterly)	3.560% (Receive Quarterly)	KRW	96,700,000	07/17/2026	494	5	BNP Paribas
KWDCD 3 Month Rate (Pay Quarterly)	3.490% (Receive Quarterly)	KRW	96,703,000	07/20/2026	397	5	HSBC Bank
KWDCD 3 Month Rate (Pay Quarterly)	3.535% (Receive Quarterly)	KRW	96,180,000	07/19/2026	456	5	BNP Paribas
KWDCD 3 Month Rate (Pay Quarterly)	3.540% (Receive Quarterly)	KRW	97,230,000	07/21/2026	466	5	BNP Paribas
KWDCD 3 Month Rate (Pay Quarterly)	3.565% (Receive Quarterly)	KRW	97,750,000	07/25/2026	526	5	BNP Paribas
WIBOR Poland 6 Month Rate (Pay Semiannually)	4.740% (Receive Semiannually)	PLN	340,000	03/20/2034	921	1,035	HSBC Bank
WIBOR Poland 6 Month Rate (Pay Semiannually)	4.780% (Receive Semiannually)	PLN	280,000	03/20/2034	(651)	837	HSBC Bank

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
2.425% (Pay Quarterly)	Thai Overnight Repurchase Rate (THOR) (Receive Quarterly)	THB	3,680,000	06/21/2028	$(843)	$(18)	Merrill Lynch
9.605% (Pay Quarterly)	ZAR-JIBAR 3 Month (Receive Quarterly)	ZAR	1,500,000	12/20/2033	(2,533)	(201)	Deutsche Bank
7.755% (Pay Quarterly)	ZAR-JIBAR 3 Month (Receive Quarterly)	ZAR	6,700,000	03/20/2026	(537)	(145)	HSBC Bank
7.695% (Pay Quarterly)	ZAR-JIBAR 3 Month (Receive Quarterly)	ZAR	4,700,000	03/20/2026	(104)	(101)	Morgan Stanley
					$1,762	$799
**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Financial Certificates	$—	$23,592	$—	$23,592
Government Agencies	—	113,890	—	113,890
Government Bonds	—	10,228,970	—	10,228,970
Short Term Bills and Notes	—	294,388	—	294,388
Total Debt Securities	—	10,660,840	—	10,660,840
Total Investments	$—	$10,660,840	$—	$10,660,840

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$38,760	$—	$38,760
Over the Counter Interest Rate Swap Contracts	—	1,692	—	1,692
Centrally Cleared Interest Rate Swap Contracts†	—	9,909	—	9,909
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(40,793)	—	(40,793)
Centrally Cleared Interest Rate Swap Contracts†	—	8,147	—	8,147
Total Other Financial Instruments	$—	$17,715	$—	$17,715
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $396,347)
YPF S.A., 9.500%, 01/17/2031[2]		400,000	$399,720	0.58
			399,720	0.58
Bahrain (Cost $259,256)
BBK BSC, 5.500%, 07/09/2024		260,000	257,361	0.37
			257,361	0.37
Brazil (Cost $8,829,294)
Aegea Finance S.a.r.l., 9.000%, 01/20/2031		300,000	315,600	0.46
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		323,000	319,770	0.46
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		350,000	337,750	0.49
BRF S.A., 5.750%, 09/21/2050		210,000	152,208	0.22
CSN Inova Ventures, 6.750%, 01/28/2028		225,000	215,437	0.31
Embraer Netherlands Finance B.V., 7.000%, 07/28/2030		200,000	209,450	0.30
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		200,000	170,940	0.25
InterCement Financial Operations B.V., 5.750%, 07/17/2024		500,000	359,420	0.52
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.222%), 4.625%, 02/27/2025[3]		235,000	213,263	0.31
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 3.625%, 01/15/2032		100,000	85,223	0.12
MARB BondCo PLC, 3.950%, 01/29/2031		335,000	265,990	0.39
MC Brazil Downstream Trading S.a.r.l., 7.250%, 06/30/2031		727,325	559,822	0.81
Minerva Luxembourg S.A., 8.875%, 09/13/2033[2]		200,000	209,400	0.30
Oi S.A., 14.000%, (44% PIK), 09/07/2024[2,4,5,6]		410,778	408,724	0.59
Oi S.A., 10.000%, 07/27/2025[5,7]		4,374,000	131,220	0.19
Petrobras Global Finance B.V., 6.850%, 06/05/2115		220,000	203,016	0.29
Rumo Luxembourg S.a.r.l., 4.200%, 01/18/2032		250,000	209,125	0.30
Sitios Latinoamerica S.A.B. de C.V., 5.375%, 04/04/2032		275,000	254,565	0.37
Suzano Austria GmbH, 3.125%, 01/15/2032		360,000	294,300	0.43
			4,915,223	7.11
Chile (Cost $2,952,081)
Antofagasta PLC, 5.625%, 05/13/2032		200,000	198,500	0.29
Banco de Credito e Inversiones S.A., 3.500%, 10/12/2027		230,000	216,993	0.31
Banco Santander Chile, 2.700%, 01/10/2025		225,000	218,582	0.32
BPCE S.A., 3.150%, 03/06/2030		245,000	215,906	0.31
Cencosud S.A., 4.375%, 07/17/2027		200,000	191,950	0.28
GNL Quintero S.A., 4.634%, 07/31/2029		540,412	529,604	0.77
Inversiones CMPC S.A., 4.750%, 09/15/2024		210,000	207,769	0.30
Sociedad Quimica y Minera de Chile S.A., 6.500%, 11/07/2033		200,000	206,000	0.30
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		300,000	174,000	0.25
VTR Finance N.V., 6.375%, 07/15/2028		600,000	229,875	0.33
			2,389,179	3.46

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (Cost $27,395,617)
Agile Group Holdings Ltd., 5.500%, 04/21/2025		260,000	$38,350	0.06
Bank of China Ltd., 5.000%, 11/13/2024		295,000	293,671	0.42
Central China Real Estate Ltd., 7.250%, 07/16/2024[7]		465,000	22,087	0.03
Central China Real Estate Ltd., 7.250%, 08/13/2024[7]		1,846,000	78,455	0.11
Central China Real Estate Ltd., 7.250%, 04/28/2025[7]		190,000	9,025	0.01
Central China Real Estate Ltd., 7.650%, 08/27/2025[7]		200,000	9,500	0.01
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[2]		2,405,720	132,315	0.19
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[7]		200,000	12,000	0.02
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[7]		420,000	25,200	0.04
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[7]		1,236,000	74,160	0.11
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[7]		760,000	45,600	0.07
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[7]		560,000	50,400	0.07
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	197,456	0.29
ENN Energy Holdings Ltd., 2.625%, 09/17/2030		200,000	172,056	0.25
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[7,8]		830,000	18,675	0.03
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[7,8]		3,360,000	75,600	0.11
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[7,8]		1,840,000	41,400	0.06
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[7,8]		925,000	20,812	0.03
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[7,8]		770,000	17,325	0.02
Huarong Finance II Co. Ltd., 4.625%, 06/03/2026		420,000	400,444	0.58
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[7,8]		1,577,000	51,252	0.07
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[7,8]		1,850,000	60,125	0.09
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[7,8]		690,000	22,425	0.03
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[7]		1,350,000	43,875	0.06
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[7]		1,180,000	38,350	0.06
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[7]		625,000	20,312	0.03
KWG Group Holdings Ltd., 6.000%, 01/14/2024[7,8]		490,000	42,875	0.06
KWG Group Holdings Ltd., 7.400%, 01/13/2027[7]		225,000	19,125	0.03
Mega Advance Investments Ltd., 6.375%, 05/12/2041		200,000	212,374	0.31
Meituan, 0.000%, 04/27/2027[9]		200,000	184,036	0.27
New Metro Global Ltd., 4.625%, 10/15/2025		210,000	59,391	0.09
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[7,8]		960,000	8,285	0.01
Redco Properties Group Ltd., 9.900%, 02/17/2024[7]		980,000	6,772	0.01
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[7,8]		860,000	42,097	0.06
Sunac China Holdings Ltd., 6.000%, 09/30/2025[2,5]		157,758	19,720	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[2,5]		157,758	18,142	0.03
Sunac China Holdings Ltd., 6.500%, 09/30/2027[2,5]		315,518	31,946	0.05
Sunac China Holdings Ltd., 0.000%, 09/30/2028[2,9]		1,300,501	286,110	0.41
Sunac China Holdings Ltd., 6.750%, 09/30/2028[2,5]		473,279	41,885	0.06
Sunac China Holdings Ltd., 7.000%, 09/30/2029[2,5]		473,279	36,916	0.05
Sunac China Holdings Ltd., 7.250%, 09/30/2030[2,5]		222,336	15,564	0.02
Sunac China Holdings Ltd., 1.000%, 09/30/2032[2,5]		419,258	26,929	0.04
Tencent Holdings Ltd., 3.975%, 04/11/2029		220,000	209,779	0.30
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,7,8]		2,785,000	27,850	0.04
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[9]		200,000	178,588	0.26

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[7,8]		3,200,550	$224,038	0.32
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[7]		810,000	56,700	0.08
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[7,8]		1,360,000	10,200	0.01
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[7,8]		2,095,000	15,713	0.02
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[7,8]		700,000	5,250	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[7]		2,315,000	17,363	0.03
			3,768,518	5.45
Colombia (Cost $2,451,093)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.944%), 4.625%, 12/18/2029[3]		200,000	186,600	0.27
Ecopetrol S.A., 6.875%, 04/29/2030		230,000	223,192	0.32
Ecopetrol S.A., 8.875%, 01/13/2033		500,000	527,425	0.76
Ecopetrol S.A., 8.375%, 01/19/2036		200,000	202,040	0.29
Ecopetrol S.A., 5.875%, 05/28/2045		285,000	210,530	0.31
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031		280,000	227,410	0.33
Frontera Energy Corp., 7.875%, 06/21/2028		275,000	203,500	0.29
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	164,980	0.24
Oleoducto Central S.A., 4.000%, 07/14/2027		222,000	204,864	0.30
Promigas S.A. ESP/Gases del Pacifico SAC, 3.750%, 10/16/2029		200,000	173,375	0.25
			2,323,916	3.36
Czech Republic (Cost $2,391,037)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	220,000	230,942	0.34
Energo-Pro A.S., 8.500%, 02/04/2027		205,000	202,758	0.29
New World Resources N.V., 8.000%, 04/07/2020[7,8,10]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,6,7,8,10]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[7,8,10]	EUR	700,590	—	—
			433,700	0.63
Ecuador (Cost $218,863)
International Airport Finance S.A., 12.000%, 03/15/2033		240,584	243,892	0.35
			243,892	0.35
Ghana (Cost $758,879)
Kosmos Energy Ltd., 7.750%, 05/01/2027		440,000	416,350	0.60
Tullow Oil PLC, 10.250%, 05/15/2026		340,000	310,781	0.45
			727,131	1.05
Guatemala (Cost $182,133)
Millicom International Cellular S.A., 6.250%, 03/25/2029		189,000	180,141	0.26
			180,141	0.26
Hong Kong (Cost $2,240,890)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[3]		200,000	184,500	0.27
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.750%), 4.000%, 05/29/2030[3]		250,000	237,500	0.34

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hong Kong (continued)
HKT Capital No. 6 Ltd., 3.000%, 01/18/2032		240,000	$205,109	0.30
Phoenix Lead Ltd., 4.850%, 08/23/2024		475,000	380,000	0.55
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[3]		385,000	391,372	0.56
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[3]		260,000	264,212	0.38
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.976%), 7.750%, 08/15/2027[3]		205,000	207,050	0.30
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.750%, 02/08/2028[3]		260,000	268,148	0.39
			2,137,891	3.09
India (Cost $3,047,884)
Bharti Airtel Ltd., 3.250%, 06/03/2031		515,000	452,402	0.65
Greenko Power II Ltd., 4.300%, 12/13/2028		315,000	286,689	0.41
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	195,680	0.28
HDFC Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.925%), 3.700%, 08/25/2026[3]		225,000	206,297	0.30
India Airport Infra, 6.250%, 10/25/2025		250,000	247,188	0.36
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		300,000	281,156	0.41
Power Finance Corp. Ltd., 4.500%, 06/18/2029		435,000	419,044	0.61
REC Ltd., 3.500%, 12/12/2024		210,000	205,346	0.30
Reliance Industries Ltd., 3.750%, 01/12/2062		250,000	176,163	0.25
State Bank of India, 4.875%, 05/05/2028		380,000	378,609	0.55
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		210,000	199,763	0.29
			3,048,337	4.41
Indonesia (Cost $2,365,787)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		275,000	262,711	0.38
Bank Rakyat Indonesia Persero Tbk PT, 3.950%, 03/28/2024		200,000	199,418	0.29
Freeport Indonesia PT, 4.763%, 04/14/2027		295,000	289,100	0.42
Indofood CBP Sukses Makmur Tbk PT, 3.398%, 06/09/2031		200,000	172,560	0.25
Indofood CBP Sukses Makmur Tbk PT, 4.745%, 06/09/2051		220,000	173,274	0.25
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		555,000	534,188	0.77
Minejesa Capital B.V., 4.625%, 08/10/2030		200,000	189,272	0.27
Minejesa Capital B.V., 5.625%, 08/10/2037		200,000	173,500	0.25
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		510,000	467,128	0.68
			2,461,151	3.56
Iraq (Cost $548,903)
DNO A.S.A., 7.875%, 09/09/2026[2]		565,000	554,642	0.80
			554,642	0.80
Israel (Cost $2,401,619)
Energian Israel Finance Ltd., 8.500%, 09/30/2033[2]		490,000	459,620	0.66
Leviathan Bond Ltd., 6.125%, 06/30/2025[2]		225,000	216,281	0.31

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Israel (continued)
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		238,000	$220,968	0.32
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		430,000	385,151	0.56
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	325,000	329,202	0.48
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		605,000	617,857	0.89
			2,229,079	3.22
Jordan (Cost $198,089)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	190,750	0.28
			190,750	0.28
Kazakhstan (Cost $1,451,467)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	194,562	0.28
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		410,000	400,570	0.58
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	190,630	0.28
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	335,800	0.49
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		430,000	404,426	0.58
			1,525,988	2.21
Kuwait (Cost $1,020,292)
MEGlobal Canada ULC, 5.000%, 05/18/2025		390,000	384,516	0.56
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[3]		265,000	253,406	0.37
NBK Tier 1 Ltd., (Variable, USD CMT 6Y + 2.875%), 3.625%, 08/24/2026[3]		400,000	361,375	0.52
			999,297	1.45
Malaysia (Cost $298,621)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		315,000	302,167	0.44
			302,167	0.44
Mexico (Cost $6,116,382)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		240,000	236,850	0.34
America Movil S.A.B. de C.V., 2.875%, 05/07/2030		245,000	218,447	0.32
Banco Bilbao Vizcaya Argentaria S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.300%), 5.862%, 09/14/2026[3]		200,000	201,169	0.29
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[3]		490,000	484,022	0.70
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		215,000	211,238	0.31
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		170,000	168,802	0.24
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		335,000	305,369	0.44
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[2,3]		400,000	405,200	0.59

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 02/15/2039[2]		300,000	$308,670	0.45
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[3]		250,000	237,250	0.34
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.157%), 9.125%, 03/14/2028[3]		330,000	349,123	0.50
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		252,630	242,920	0.35
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	168,125	0.24
El Puerto de Liverpool S.A.B. de C.V., 3.875%, 10/06/2026		200,000	192,000	0.28
Grupo Bimbo S.A.B. de C.V., 3.875%, 06/27/2024		215,000	213,162	0.31
Industrias Penoles S.A.B. de C.V., 4.750%, 08/06/2050		200,000	156,500	0.23
Metalsa S.A.P.I de C.V., 3.750%, 05/04/2031		350,000	285,359	0.41
Mexico Generadora de Energia S. de R.L., 5.500%, 12/06/2032		218,082	210,776	0.30
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		200,000	160,500	0.23
Orbia Advance Corp. S.A.B. de C.V., 1.875%, 05/11/2026		200,000	183,383	0.27
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		200,000	188,500	0.27
Trust Fibra Uno, 4.869%, 01/15/2030		275,000	250,250	0.36
Trust Fibra Uno, 6.390%, 01/15/2050		423,000	349,660	0.51
			5,727,275	8.28
Morocco (Cost $845,850)
OCP S.A., 3.750%, 06/23/2031		320,000	269,552	0.39
OCP S.A., 6.875%, 04/25/2044		200,000	183,250	0.26
OCP S.A., 5.125%, 06/23/2051		400,000	287,400	0.42
			740,202	1.07
Nigeria (Cost $265,557)
IHS Netherlands Holdco B.V., 8.000%, 09/18/2027		270,000	247,134	0.36
			247,134	0.36
Oman (Cost $488,094)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	195,750	0.28
Oryx Funding Ltd., 5.800%, 02/03/2031		300,000	297,318	0.43
			493,068	0.71
Panama (Cost $329,505)
C&W Senior Financing DAC, 6.875%, 09/15/2027		370,000	349,380	0.51
			349,380	0.51
Papua New Guinea (Cost $350,661)
Puma International Financing S.A., 5.000%, 01/24/2026		375,000	354,375	0.51
			354,375	0.51
Peru (Cost $1,978,345)
Banco de Credito del Peru S.A., 2.700%, 01/11/2025		180,000	174,656	0.25
Banco de Credito del Peru S.A., 5.850%, 01/11/2029[2]		200,000	202,252	0.29
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[3]		175,000	166,005	0.24

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Banco Internacional del Peru S.A.A. Interbank, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.652%), 7.625%, 01/16/2034[2,3]		200,000	$207,750	0.30
InRetail Shopping Malls, 5.750%, 04/03/2028		120,000	115,500	0.17
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	188,500	0.27
Minsur S.A., 4.500%, 10/28/2031		415,000	359,364	0.52
Nexa Resources S.A., 6.500%, 01/18/2028		200,000	200,360	0.29
Southern Copper Corp., 3.875%, 04/23/2025		110,000	107,523	0.16
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		220,000	213,675	0.31
			1,935,585	2.80
Philippines (Cost $857,912)
BDO Unibank, Inc., 2.125%, 01/13/2026		225,000	212,202	0.31
Development Bank of the Philippines, 2.375%, 03/11/2031		250,000	205,422	0.30
Metropolitan Bank & Trust Co., 2.125%, 01/15/2026		200,000	187,313	0.27
Petron Corp., (Variable, 7.574% - U.S. Treasury Yield Curve Rate CMT 5Y), 5.950%, 04/19/2026[3]		270,000	257,006	0.37
			861,943	1.25
Poland (Cost $509,103)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	300,000	279,696	0.40
ORLEN S.A., 4.750%, 07/13/2030	EUR	220,000	245,683	0.36
			525,379	0.76
Qatar (Cost $2,230,437)
ABQ Finance Ltd., 3.125%, 09/24/2024		325,000	319,109	0.46
ABQ Finance Ltd., 1.875%, 09/08/2025		250,000	234,609	0.34
CBQ Finance Ltd., 2.000%, 09/15/2025		250,000	235,625	0.34
CBQ Finance Ltd., 2.000%, 05/12/2026		260,000	240,013	0.35
Doha Finance Ltd., 2.375%, 03/31/2026		435,000	403,055	0.58
Nakilat, Inc., 6.067%, 12/31/2033		116,577	119,492	0.17
Ooredoo International Finance Ltd., 5.000%, 10/19/2025		300,000	298,125	0.43
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 6.992%, 02/07/2025		360,000	362,362	0.53
			2,212,390	3.20
Romania (Cost $139,731)
NE Property B.V., 2.000%, 01/20/2030	EUR	175,000	157,917	0.23
			157,917	0.23
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[4,7]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $3,091,291)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		554,904	534,095	0.77
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		450,000	411,187	0.60
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		300,000	298,875	0.43

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
Dar Al-Arkan Sukuk Co. Ltd., 8.000%, 02/25/2029		220,000	$224,125	0.32
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		480,000	402,000	0.58
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046		340,000	260,379	0.38
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		205,000	209,100	0.30
Saudi Arabian Oil Co., 2.875%, 04/16/2024		340,000	337,059	0.49
Saudi Arabian Oil Co., 4.375%, 04/16/2049		210,000	171,413	0.25
SNB Funding Ltd., 2.750%, 10/02/2024		200,000	195,625	0.28
			3,043,858	4.40
Singapore (Cost $786,825)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		370,000	360,172	0.52
Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024		200,000	198,758	0.29
Oversea-Chinese Banking Corp. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.580%), 1.832%, 09/10/2030[3]		230,000	216,900	0.31
			775,830	1.12
South Africa (Cost $3,699,082)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		200,000	190,000	0.27
Anglo American Capital PLC, 4.750%, 04/10/2027		200,000	197,346	0.28
Anglo American Capital PLC, 3.875%, 03/16/2029		200,000	187,714	0.27
Anglo American Capital PLC, 5.625%, 04/01/2030		230,000	232,705	0.34
Anglo American Capital PLC, 5.500%, 05/02/2033		400,000	400,048	0.58
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	243,000	0.35
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		230,000	228,507	0.33
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	213,019	0.31
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		400,000	249,750	0.36
Prosus N.V., 3.257%, 01/19/2027		200,000	183,980	0.27
Prosus N.V., 3.680%, 01/21/2030		500,000	432,500	0.63
Prosus N.V., 3.061%, 07/13/2031		320,000	256,800	0.37
Prosus N.V., 4.027%, 08/03/2050		360,000	228,600	0.33
Prosus N.V., 4.987%, 01/19/2052		285,000	208,762	0.30
			3,452,731	4.99
South Korea (Cost $2,993,101)
Hana Bank, 4.375%, 09/30/2024		210,000	208,194	0.30
Hyundai Capital Services, Inc., 5.125%, 02/05/2029[2]		200,000	200,432	0.29
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[3]		425,000	417,987	0.61
POSCO, 5.875%, 01/17/2033		200,000	206,948	0.30
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[3]		455,000	421,302	0.61
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		315,000	307,078	0.44
SK Hynix, Inc., 6.250%, 01/17/2026		200,000	202,444	0.29
SK Hynix, Inc., 5.500%, 01/16/2029[2]		200,000	201,780	0.29

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Korea (continued)
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	$201,090	0.29
Woori Bank, 4.750%, 04/30/2024		430,000	428,486	0.62
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.664%), 4.250%, 10/04/2024[3]		205,000	201,541	0.29
			2,997,282	4.33
Taiwan (Cost $330,557)
Foxconn Far East Ltd., 2.500%, 10/28/2030		200,000	170,142	0.25
TSMC Arizona Corp., 3.125%, 10/25/2041		200,000	158,554	0.23
			328,696	0.48
Tanzania (Cost $440,415)
HTA Group Ltd., 7.000%, 12/18/2025		255,000	251,255	0.36
HTA Group Ltd., 2.875%, 03/18/2027		200,000	172,596	0.25
			423,851	0.61
Thailand (Cost $1,928,355)
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.729%), 5.000%, 09/23/2025[3]		270,000	262,980	0.38
Bangkok Bank PCL, 9.025%, 03/15/2029		430,000	497,893	0.72
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		400,000	335,180	0.49
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	182,341	0.26
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	203,432	0.29
Kasikornbank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.700%), 3.343%, 10/02/2031[3]		445,000	412,141	0.60
			1,893,967	2.74
Turkey (Cost $1,170,126)
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[3]		205,000	201,989	0.29
Turkiye Vakiflar Bankasi T.A.O., 9.000%, 10/12/2028		200,000	208,784	0.30
WE Soda Investments Holding PLC, 9.500%, 10/06/2028		300,000	306,000	0.44
Yapi ve Kredi Bankasi A.S., 9.250%, 10/16/2028		450,000	473,906	0.69
			1,190,679	1.72
Ukraine (Cost $172,595)
MHP Lux S.A., 6.950%, 04/03/2026		210,000	170,100	0.25
			170,100	0.25
United Arab Emirates (Cost $3,537,703)
Alpha Star Holding VII Ltd., 7.750%, 04/27/2026		205,000	206,794	0.30
DP World Ltd., 6.850%, 07/02/2037		410,000	440,750	0.64
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		450,000	446,175	0.64
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[3]		500,000	478,594	0.69
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.700%), 6.320%, 04/04/2034[3]		200,000	205,187	0.30
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		226,310	211,812	0.31

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		811,814	$649,959	0.94
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 07/31/2026		200,000	196,688	0.28
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[3]		380,000	374,062	0.54
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[3]		200,000	205,812	0.30
			3,415,833	4.94
Venezuela (Cost $6,045,846)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		4,040,000	3,363,300	4.86
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[7]		6,744,093	826,151	1.20
			4,189,451	6.06
Vietnam (Cost $305,220)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		355,082	331,558	0.48
			331,558	0.48
Zambia (Cost $597,972)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		590,000	541,694	0.78
			541,694	0.78
Total Debt Securities (Cost $100,100,464)			65,448,263	94.66
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[8,10]	EUR	952,167	—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $165,662)
Sunac China Holdings Ltd.*	HKD	563,550	$82,154	0.12
Sunac Services Holdings Ltd.[2]	HKD	194,634	39,578	0.06
			121,732	0.18
Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,10	GBP	36,580,138	—	—
			—	—

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Niger (Cost $877,496)
Savannah Energy PLC*,4	GBP	2,258,852	$751,444	1.09
			751,444	1.09
Total Equity Securities (Cost $2,136,412)			873,176	1.27
Total Investments (Total Cost $102,599,809)			66,321,439	95.93
Other Assets Less Liabilities			2,817,103	4.07
Net Assets			$69,138,542	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Security is a Level 3 investment.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Restricted security that has been deemed illiquid. At January 31, 2024 the value of these restricted illiquid securities amount to $408,724 or 0.59% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.0000%, 10/07/2020	10/7/14	$—
Oi S.A., 14.000%, 09/07/2024	4/21/23-1/22/24	406,488

[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
[9]	Zero coupon bond.
[10]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2024, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/14/2024	HSBC Bank	United States Dollar	1,349,763	Euro	1,233,979	$15,398
Subtotal Appreciation						15,398
02/14/2024	Standard Chartered	Euro	199,687	United States Dollar	217,524	(1,592)
02/21/2024	State Street	United States Dollar	707,894	British Pound	570,129	(14,754)
Subtotal Depreciation						(16,346)
Total						$(948)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$52,293,251	$436,576	$52,729,827
Corporate Convertible Bonds	—	3,439,329	—	3,439,329
Financial Certificates	—	1,949,519	—	1,949,519
Government Agencies	—	7,102,178	—	7,102,178
Municipal Bonds	—	227,410	—	227,410
Total Debt Securities	—	65,011,687	436,576	65,448,263
Bank Loans
Equity Securities
Common Stock
China	—	121,732	—	121,732
Niger	—	—	751,444	751,444
Total Common Stock	—	121,732	751,444	873,176
Total Investments	$—	$65,133,419	$1,188,020	$66,321,439

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$15,398	$—	$15,398
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(16,346)	—	(16,346)
Total Other Financial Instruments	$—	$(948)	$—	$(948)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2024:
Category and Subcategory	Beginning Balance at 10/31/2023	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2024	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2024
Investments, at value
Common Stock
Niger	$720,699	$—	$—	$—	$—	$30,745	$—	$—	$751,444	$30,745
Corporate Bonds
China	—	—	—	—	—	—	27,850	—	27,850	(139,250)
Russian Federation	2	—	—	—	—	—	—	—	2	—
Brazil	4,291	—	68	—	—	(1)	404,366	—	408,724	(32)
Total	$724,992	$—	$68	$—	$—	$30,744	$432,216	$—	$1,188,020	$(108,537)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2024:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2024	Valuation Technique	Unobservable Input
Common Stock	$751,444	Transaction Price	$0.26
Corporate Bonds	408,724	Broker Quote	$99.50
Corporate Bonds	27,852	Broker Quote	$1.00
Total	$1,188,020

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Bahrain (Cost $595,810)
BBK BSC, 5.500%, 07/09/2024		600,000	$593,910	1.56
			593,910	1.56
Brazil (Cost $8,241,549)
CSN Inova Ventures, 6.750%, 01/28/2028		240,000	229,800	0.60
InterCement Financial Operations B.V., 5.750%, 07/17/2024		2,400,000	1,725,216	4.52
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		200,000	200,062	0.53
Oi S.A., 14.000%, (44% PIK), 09/07/2024[2,3,4,5]		296,234	294,753	0.77
Oi S.A., 10.000%, 07/27/2025[4,6]		5,400,000	162,000	0.43
			2,611,831	6.85
Chile (Cost $278,852)
Inversiones CMPC S.A., 4.750%, 09/15/2024		280,000	277,025	0.73
			277,025	0.73
China (Cost $34,642,652)
Agile Group Holdings Ltd., 5.750%, 01/02/2025		380,000	60,800	0.16
Central China Real Estate Ltd., 7.900%, 11/07/2023[6,7]		560,000	26,057	0.07
Central China Real Estate Ltd., 7.250%, 07/16/2024[6]		1,275,000	60,562	0.16
Central China Real Estate Ltd., 7.250%, 08/13/2024[6]		299,000	12,707	0.03
Central China Real Estate Ltd., 7.250%, 04/28/2025[6]		190,000	9,025	0.02
Central China Real Estate Ltd., 7.500%, 07/14/2025[6]		422,000	20,889	0.05
Central China Real Estate Ltd., 7.650%, 08/27/2025[6]		270,000	12,825	0.03
CFLD Cayman Investment Ltd., 2.500%, 01/31/2031[3]		2,366,210	130,142	0.34
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[6]		410,000	24,600	0.06
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[6]		210,000	12,600	0.03
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[6]		1,135,000	68,100	0.18
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[6]		1,085,000	65,100	0.17
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		4,000,000	90,000	0.24
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		4,160,000	93,600	0.25
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[6,7]		1,510,000	33,975	0.09
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[6,7]		4,875,000	158,437	0.42
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6,7]		3,930,000	127,725	0.33
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[6]		4,280,000	139,100	0.36
KWG Group Holdings Ltd., 6.000%, 01/14/2024[6,7]		410,000	35,875	0.09
KWG Group Holdings Ltd., 5.875%, 11/10/2024[6]		435,000	36,975	0.10
KWG Group Holdings Ltd., 7.400%, 01/13/2027[6]		380,000	32,300	0.08
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	87,672	0.23
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[6,7]		6,470,000	55,836	0.15
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[6,7]		200,000	9,790	0.03
Sunac China Holdings Ltd., 6.000%, 09/30/2025[3,4]		85,972	10,746	0.03
Sunac China Holdings Ltd., 6.250%, 09/30/2026[3,4]		85,972	9,887	0.03
Sunac China Holdings Ltd., 6.500%, 09/30/2027[3,4]		171,947	17,410	0.05
Sunac China Holdings Ltd., 0.000%, 09/30/2028[3,8]		708,734	155,921	0.41
Sunac China Holdings Ltd., 6.750%, 09/30/2028[3,4]		257,922	22,826	0.06

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Sunac China Holdings Ltd., 7.000%, 09/30/2029[3,4]		257,922	$20,118	0.05
Sunac China Holdings Ltd., 7.250%, 09/30/2030[3,4]		121,176	8,482	0.02
Sunac China Holdings Ltd., 1.000%, 09/30/2032[3,4]		228,482	14,675	0.04
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[2,6,7]		2,640,000	26,400	0.07
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[6,7]		670,000	46,900	0.12
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6,7]		4,940,000	345,800	0.91
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6,7]		4,920,000	36,900	0.10
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[6,7]		813,000	6,098	0.02
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6,7]		1,017,000	7,628	0.02
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6]		575,000	4,313	0.01
			2,138,796	5.61
Colombia (Cost $2,344,357)
ABRA Global Finance, 11.500%, (48% PIK), 03/02/2028[3,4]		1,545,659	1,159,244	3.04
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 6.909%, 10/18/2027[9]		800,000	783,804	2.05
			1,943,048	5.09
Ghana (Cost $1,717,297)
Kosmos Energy Ltd., 7.125%, 04/04/2026		400,000	384,500	1.01
Tullow Oil PLC, 10.250%, 05/15/2026		1,322,000	1,208,391	3.17
			1,592,891	4.18
Guatemala (Cost $163,918)
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	167,175	0.44
			167,175	0.44
Hong Kong (Cost $610,416)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[9]		600,000	609,930	1.60
			609,930	1.60
India (Cost $2,427,596)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		675,900	625,207	1.64
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		900,000	880,560	2.31
India Airport Infra, 6.250%, 10/25/2025		600,000	593,250	1.55
Power Finance Corp. Ltd., 3.750%, 06/18/2024		400,000	396,340	1.04
			2,495,357	6.54
Indonesia (Cost $372,584)
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		400,000	385,000	1.01
			385,000	1.01
Jordan (Cost $888,998)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		900,000	858,375	2.25
			858,375	2.25

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kazakhstan (Cost $334,922)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		378,000	$367,723	0.96
			367,723	0.96
Lebanon (Cost $9,180,955)
Lebanon (Rep of), 6.375%, 03/09/2020[6,7]		1,065,000	60,705	0.16
Lebanon (Rep of), 5.800%, 04/14/2020[6,7]		4,930,000	281,010	0.73
Lebanon (Rep of), 6.150%, 06/19/2020[6,7]		4,537,000	258,609	0.68
			600,324	1.57
Mexico (Cost $4,679,304)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		400,000	397,182	1.04
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,002,000	931,970	2.44
Petroleos Mexicanos, 6.875%, 10/16/2025		1,336,000	1,319,207	3.46
Petroleos Mexicanos, 5.350%, 02/12/2028		1,864,000	1,628,521	4.27
Trust Fibra Uno, 5.250%, 01/30/2026		400,000	391,252	1.03
			4,668,132	12.24
Morocco (Cost $767,437)
OCP S.A., 4.500%, 10/22/2025		750,000	720,938	1.89
			720,938	1.89
Papua New Guinea (Cost $284,666)
Puma International Financing S.A., 5.000%, 01/24/2026		300,000	283,500	0.74
			283,500	0.74
Saudi Arabia (Cost $2,875,863)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		1,300,000	1,273,188	3.34
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,602,000	1,595,992	4.18
			2,869,180	7.52
South Africa (Cost $1,087,315)
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		300,000	187,313	0.49
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		800,000	796,824	2.09
			984,137	2.58
Tanzania (Cost $609,210)
HTA Group Ltd., 7.000%, 12/18/2025		650,000	640,453	1.68
			640,453	1.68
United Arab Emirates (Cost $196,666)
BOS Funding Ltd., 4.000%, 09/18/2024		200,000	196,250	0.51
			196,250	0.51
United States (Cost $1,882,820)
U.S. Treasury Bill, 5.084%, 04/16/2024[10]		1,903,400	1,882,859	4.94
			1,882,859	4.94

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		12,447,500	$10,362,544	27.17
			10,362,544	27.17
Zambia (Cost $198,200)
First Quantum Minerals Ltd., 6.875%, 03/01/2026		200,000	188,176	0.49
			188,176	0.49
Total Debt Securities (Cost $85,539,930)			37,437,554	98.15

	Currency	Shares	Value	% of Net Assets
Equity Securities
China (Cost $90,281)
Sunac China Holdings Ltd.*	HKD	307,118	$44,771	0.12
Sunac Services Holdings Ltd.[3]	HKD	106,069	21,569	0.06
			66,340	0.18
Total Equity Securities (Cost $90,281)			66,340	0.18
Total Investments (Total Cost $85,630,211)			37,503,894	98.33
Other Assets Less Liabilities			637,891	1.67
Net Assets			$38,141,785	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Security is a Level 3 investment.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Restricted security that has been deemed illiquid. At January 31, 2024 the value of these restricted illiquid securities amount to $294,753 or 0.77% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Oi S.A., 14.000%, 09/07/2024	4/21/23-1/22/24	$293,140

[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Zero coupon bond.
[9]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$27,635,012	$321,153	$27,956,165
Corporate Convertible Bonds	—	300,739	—	300,739
Financial Certificates	—	2,869,180	—	2,869,180
Government Agencies	—	3,828,287	—	3,828,287
Government Bonds	—	600,324	—	600,324
Short Term Bills and Notes	—	1,882,859	—	1,882,859
Total Debt Securities	—	37,116,401	321,153	37,437,554
Equity Securities
Common Stock
China	—	66,340	—	66,340
Total Investments	$—	$37,182,741	$321,153	$37,503,894

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2024:
Category and Subcategory	Beginning Balance at 10/31/2023	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2024	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2024
Investments, at value
Corporate Bonds
China	$—	$—	$—	$—	$—	$—	$26,400	$—	$26,400	$(132,000)
Brazil	3,094	—	49	—	—	—	291,610	—	294,753	(23)
Total	$3,094	$—	$49	$—	$—	$—	$318,010	$—	$321,153	$(132,023)

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2024:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2024	Valuation Technique	Unobservable Input
Corporate Bonds	$294,753	Broker Quote	$99.50
Corporate Bonds	26,400	Broker Quote	1.00
Total	$321,153

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $581,874)
Arezzo Industria e Comercio S.A.	BRL	9,600	$121,279	0.52
B3 S.A. - Brasil Bolsa Balcao	BRL	41,960	110,862	0.47
MercadoLibre, Inc.*		76	130,098	0.55
Petroleo Brasileiro S.A. ADR (New York Exchange)		6,959	118,790	0.51
Vale S.A.	BRL	11,600	158,650	0.68
			639,679	2.73
China (Cost $7,714,249)
Alibaba Group Holding Ltd.	HKD	56,100	503,578	2.15
ANTA Sports Products Ltd.	HKD	71,800	602,844	2.57
Baidu, Inc. ADR*		3,616	380,801	1.63
Baidu, Inc., Class A*	HKD	56,450	739,525	3.16
BYD Co. Ltd., Class H	HKD	12,000	267,465	1.14
China International Capital Corp. Ltd., Class H2	HKD	162,800	193,007	0.82
H World Group Ltd. ADR		6,997	222,295	0.95
KE Holdings, Inc. ADR		17,826	252,594	1.08
Meituan, Class B*,2	HKD	52,640	422,814	1.81
NARI Technology Co. Ltd., Class A	CNH	103,949	304,115	1.30
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	48,997	380,546	1.62
Tencent Holdings Ltd.	HKD	40,900	1,422,505	6.07
Trip.com Group Ltd. ADR*		6,441	235,483	1.01
Zijin Mining Group Co. Ltd., Class H	HKD	422,000	621,842	2.66
			6,549,414	27.97
Hong Kong (Cost $241,397)
AIA Group Ltd.	HKD	30,800	239,487	1.02
			239,487	1.02
India (Cost $3,536,870)
HDFC Bank Ltd. ADR		8,253	457,959	1.95
Hindalco Industries Ltd.	INR	58,482	405,090	1.73
ICICI Bank Ltd. ADR		27,553	672,293	2.87
Infosys Ltd. ADR		13,246	263,066	1.12
Larsen & Toubro Ltd.	INR	6,208	259,166	1.11
Maruti Suzuki India Ltd.	INR	5,398	660,186	2.82
Reliance Industries Ltd.	INR	23,519	805,614	3.44
Tata Consultancy Services Ltd.	INR	11,401	523,571	2.24
			4,046,945	17.28
Indonesia (Cost $345,887)
Bank Central Asia Tbk PT	IDR	619,800	374,603	1.60
			374,603	1.60
Malaysia (Cost $338,639)
CIMB Group Holdings Bhd.	MYR	288,500	379,569	1.62
			379,569	1.62

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $712,082)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	84,100	$855,390	3.65
			855,390	3.65
Russia (Cost $2,514,310)
Gazprom PJSC*,3	RUB	84,440	—	—
LUKOIL PJSC[3]	RUB	12,180	—	—
Moscow Exchange MICEX-RTS PJSC[4]	RUB	528,670	1	—
			1	—
Saudi Arabia (Cost $415,674)
Saudi Arabian Oil Co.[2]	SAR	53,232	434,544	1.86
			434,544	1.86
South Africa (Cost $120,419)
Naspers Ltd., Class N	ZAR	654	109,352	0.47
			109,352	0.47
South Korea (Cost $3,086,455)
NAVER Corp.	KRW	2,465	364,489	1.56
Samsung Biologics Co. Ltd.*,2	KRW	603	378,709	1.62
Samsung Electronics Co. Ltd.	KRW	36,469	1,977,522	8.44
SK Hynix, Inc.	KRW	3,833	379,740	1.62
			3,100,460	13.24
Taiwan (Cost $2,600,284)
MediaTek, Inc.	TWD	14,000	430,834	1.84
Parade Technologies Ltd.	TWD	7,000	245,175	1.05
Realtek Semiconductor Corp.	TWD	17,000	252,937	1.08
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	113,021	2,264,152	9.67
			3,193,098	13.64
Thailand (Cost $642,346)
Airports of Thailand PCL	THB	199,400	335,823	1.43
Kasikornbank PCL (Registered)	THB	72,200	242,176	1.04
			577,999	2.47
United Arab Emirates (Cost $406,088)
Aldar Properties PJSC	AED	299,288	415,110	1.77
			415,110	1.77
Zambia (Cost $442,789)
First Quantum Minerals Ltd.	CAD	17,200	156,079	0.67
			156,079	0.67
Total Common Stocks (Cost $23,699,363)			21,071,730	89.99

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
Brazil (Cost $482,135)
Itau Unibanco Holding S.A. ADR*		72,552	$478,843	2.04
			478,843	2.04
Total Preferred Stocks (Cost $482,135)			478,843	2.04
Total Investments (Total Cost $24,181,498)			21,550,573	92.03
Other Assets Less Liabilities			1,865,130	7.97
Net Assets			$23,415,703	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2024, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	12.4%
Consumer Discretionary	14.0
Energy	5.8
Financials	17.1
Health Care	1.6
Industrials	5.5
Information Technology	27.1
Materials	5.7
Real Estate	2.8
Total Investments	92.0
Other Assets Less Liabilities	8.0
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$639,679	$—	$—	$639,679
China	1,091,173	5,458,241	—	6,549,414
Hong Kong	—	239,487	—	239,487
India	1,393,318	2,653,627	—	4,046,945
Indonesia	—	374,603	—	374,603
Malaysia	—	379,569	—	379,569
Mexico	855,390	—	—	855,390
Russia	—	—	1	1
Saudi Arabia	—	434,544	—	434,544
South Africa	—	109,352	—	109,352
South Korea	—	3,100,460	—	3,100,460
Taiwan	—	3,193,098	—	3,193,098
Thailand	—	577,999	—	577,999
United Arab Emirates	—	415,110	—	415,110
Zambia	156,079	—	—	156,079
Total Common Stocks	4,135,639	16,936,090	1	21,071,730
Preferred Stocks
Brazil	478,843	—	—	478,843
Total Investments	$4,614,482	$16,936,090	$1	$21,550,573

There were no transfers to or from Level 3 during the period ended January 31, 2024.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended January 31, 2024.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $761,100)
Arcos Dorados Holdings, Inc., Class A		18,300	$226,554	2.39
Arezzo Industria e Comercio S.A.	BRL	7,300	92,223	0.97
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	104,700	244,928	2.58
TOTVS S.A.*	BRL	41,100	261,479	2.75
			825,184	8.69
China (Cost $1,068,782)
CIMC Enric Holdings Ltd.	HKD	214,000	175,588	1.85
Fu Shou Yuan International Group Ltd.	HKD	277,000	166,160	1.75
JNBY Design Ltd.	HKD	144,500	184,009	1.94
Lufax Holding Ltd. ADR		28,939	68,585	0.72
Sieyuan Electric Co. Ltd., Class A	CNH	21,000	147,307	1.55
Sunresin New Materials Co. Ltd., Class A	CNH	22,100	136,018	1.43
			877,667	9.24
Greece (Cost $119,142)
Piraeus Financial Holdings S.A.*	EUR	40,758	164,806	1.73
			164,806	1.73
India (Cost $1,628,119)
Aarti Industries Ltd.	INR	24,603	194,882	2.05
APL Apollo Tubes Ltd.	INR	9,349	169,129	1.78
Granules India Ltd.	INR	59,961	299,613	3.16
JB Chemicals & Pharmaceuticals Ltd.	INR	5,550	112,475	1.18
Krishna Institute of Medical Sciences Ltd.*,2	INR	10,320	265,309	2.79
MakeMyTrip Ltd.*		4,300	238,177	2.51
Medi Assist Healthcare Services Ltd.*,2	INR	28,178	155,661	1.64
Multi Commodity Exchange of India Ltd.	INR	2,606	107,093	1.13
PB Fintech Ltd.*	INR	30,702	369,465	3.89
Radico Khaitan Ltd.	INR	9,800	196,173	2.07
			2,107,977	22.20
Indonesia (Cost $340,853)
Bank Syariah Indonesia Tbk PT	IDR	1,395,100	205,208	2.16
Ciputra Development Tbk PT	IDR	2,870,200	226,980	2.39
			432,188	4.55
Malaysia (Cost $572,886)
My EG Services Bhd.	MYR	2,839,697	467,205	4.92
			467,205	4.92
Mexico (Cost $375,274)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		2,700	198,477	2.09
Grupo Traxion S.A.B. de C.V.*,2	MXN	109,100	199,291	2.10
			397,768	4.19

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Africa (Cost $196,131)
Karooooo Ltd.		7,118	$177,238	1.87
			177,238	1.87
South Korea (Cost $1,546,515)
Classys, Inc.	KRW	5,623	128,503	1.35
Dentium Co. Ltd.	KRW	4,084	345,043	3.63
Eugene Technology Co. Ltd.	KRW	5,699	177,258	1.87
Hana Materials, Inc.	KRW	4,788	167,095	1.76
Hansol Chemical Co. Ltd.*	KRW	1,513	223,195	2.35
Jeisys Medical, Inc.	KRW	26,532	168,631	1.78
KoMiCo Ltd.	KRW	8,216	373,138	3.93
Park Systems Corp.	KRW	1,055	134,757	1.42
			1,717,620	18.09
Taiwan (Cost $2,153,646)
Andes Technology Corp.	TWD	18,000	282,537	2.98
E Ink Holdings, Inc.	TWD	50,000	329,841	3.47
eCloudvalley Digital Technology Co. Ltd.	TWD	66,977	257,852	2.72
Kaori Heat Treatment Co. Ltd.	TWD	31,000	222,416	2.34
Lotes Co. Ltd.	TWD	6,000	188,190	1.98
Parade Technologies Ltd.	TWD	7,000	245,175	2.58
Poya International Co. Ltd.	TWD	11,873	195,241	2.06
Sinbon Electronics Co. Ltd.	TWD	19,000	155,720	1.64
WinWay Technology Co. Ltd.	TWD	13,000	327,665	3.45
			2,204,637	23.22
United Arab Emirates (Cost $144,366)
Burjeel Holdings PLC	AED	158,505	134,141	1.41
			134,141	1.41
Total Common Stocks (Cost $8,906,814)			9,506,431	100.11
Total Investments (Total Cost $8,906,814)			9,506,431	100.11
Liabilities Less Other Assets			(10,628)	(0.11)
Net Assets			$9,495,803	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)

At January 31, 2024, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	11.6%
Consumer Staples	2.1
Financials	9.6
Health Care	19.5
Industrials	14.9
Information Technology	32.4
Materials	7.6
Real Estate	2.4
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$825,184	$—	$—	$825,184
China	68,585	809,082	—	877,667
Greece	—	164,806	—	164,806
India	393,838	1,714,139	—	2,107,977
Indonesia	—	432,188	—	432,188
Malaysia	—	467,205	—	467,205
Mexico	397,768	—	—	397,768
South Africa	177,238	—	—	177,238
South Korea	—	1,717,620	—	1,717,620
Taiwan	—	2,204,637	—	2,204,637
United Arab Emirates	—	134,141	—	134,141
Total Common Stocks	1,862,613	7,643,818	—	9,506,431
Total Investments	$1,862,613	$7,643,818	$—	$9,506,431

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $567,146)
Globant S.A.*		3,150	$742,802	1.11
			742,802	1.11
Cambodia (Cost $1,542,169)
NagaCorp Ltd.*	HKD	2,247,263	750,514	1.12
			750,514	1.12
Georgia (Cost $719,287)
Bank of Georgia Group PLC	GBP	20,482	984,960	1.47
			984,960	1.47
Ghana (Cost $485,228)
Kosmos Energy Ltd.*		81,200	492,072	0.73
			492,072	0.73
Iceland (Cost $1,595,187)
Arion Banki HF2	ISK	1,492,231	1,679,119	2.50
			1,679,119	2.50
Kazakhstan (Cost $5,990,991)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		142,006	2,029,884	3.03
Kaspi.KZ JSC GDR (Registered)		43,937	4,041,727	6.02
NAC Kazatomprom JSC GDR (Registered)		25,957	1,048,042	1.56
			7,119,653	10.61
Kenya (Cost $710,757)
Safaricom PLC	KES	7,952,500	673,732	1.00
			673,732	1.00
Kuwait (Cost $2,297,899)
National Bank of Kuwait S.A.K.P.	KWD	726,097	2,311,947	3.45
			2,311,947	3.45
Mauritius (Cost $1,077,899)
MCB Group Ltd.	MUR	150,685	1,091,518	1.63
			1,091,518	1.63
Morocco (Cost $1,682,513)
Attijariwafa Bank	MAD	14,004	679,345	1.01
Label Vie	MAD	2,387	1,008,713	1.51
			1,688,058	2.52
Pakistan (Cost $1,214,499)
Systems Ltd.	PKR	703,576	989,025	1.47
			989,025	1.47
Peru (Cost $449,110)
Credicorp Ltd.		3,366	499,615	0.74
			499,615	0.74

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Philippines (Cost $5,402,546)
BDO Unibank, Inc.	PHP	426,892	$1,095,889	1.63
DigiPlus Interactive Corp.*	PHP	10,387,400	1,487,678	2.22
International Container Terminal Services, Inc.	PHP	306,270	1,324,264	1.97
SM Investments Corp.	PHP	82,280	1,311,804	1.96
Wilcon Depot, Inc.	PHP	1,404,000	546,030	0.81
			5,765,665	8.59
Qatar (Cost $4,323,082)
Ooredoo QPSC	QAR	229,657	675,235	1.01
Qatar Gas Transport Co. Ltd.	QAR	1,622,294	1,546,455	2.30
Qatar National Bank QPSC	QAR	309,834	1,319,810	1.97
QLM Life & Medical Insurance Co. WLL	QAR	706,640	446,728	0.66
			3,988,228	5.94
Romania (Cost $4,266,140)
Banca Transilvania S.A.	RON	532,029	2,872,895	4.28
OMV Petrom S.A.	RON	9,085,300	1,143,023	1.70
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica S.A.*	RON	49,005	1,328,311	1.98
			5,344,229	7.96
Saudi Arabia (Cost $4,838,881)
Al Babtain Power & Telecommunication Co.	SAR	138,529	1,059,518	1.58
Bupa Arabia for Cooperative Insurance Co.	SAR	23,568	1,296,617	1.93
Riyadh Cables Group Co.	SAR	55,554	1,560,169	2.33
Seera Group Holding*	SAR	183,248	1,445,801	2.15
			5,362,105	7.99
Slovenia (Cost $1,683,556)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	113,553	2,251,843	3.36
			2,251,843	3.36
United Arab Emirates (Cost $8,393,149)
Abu Dhabi Islamic Bank PJSC	AED	410,738	1,251,678	1.87
ADNOC Drilling Co. PJSC	AED	626,972	625,656	0.93
Aldar Properties PJSC	AED	1,148,473	1,592,922	2.37
Emaar Properties PJSC	AED	930,045	1,883,485	2.81
Emirates Central Cooling Systems Corp.	AED	1,400,000	668,383	1.00
Emirates NBD Bank PJSC	AED	268,176	1,293,908	1.93
First Abu Dhabi Bank PJSC	AED	225,484	901,515	1.34
Taaleem Holdings PJSC	AED	646,902	678,679	1.01
			8,896,226	13.26
Vietnam (Cost $13,180,310)
Bank for Foreign Trade of Vietnam JSC*	VND	451,884	1,633,141	2.43
FPT Corp.	VND	1,119,635	4,361,281	6.50
Gemadept Corp.	VND	549,100	1,526,727	2.28
IDICO Corp. JSC	VND	634,600	1,376,447	2.05

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (continued)
Mobile World Investment Corp.	VND	939,600	$1,714,532	2.55
Nam Long Investment Corp.	VND	448,000	698,179	1.04
Phu Nhuan Jewelry JSC	VND	253,966	948,389	1.41
Vietnam Dairy Products JSC	VND	188,800	516,417	0.77
Vietnam Prosperity JSC Bank	VND	1,285,000	1,017,079	1.52
Vinhomes JSC*,2	VND	632,211	1,063,835	1.59
			14,856,027	22.14
Total Common Stocks (Cost $60,420,349)			65,487,338	97.59
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	143,877	1,041,081	1.55
Total Investment Companies (Cost $1,102,832)			1,041,081	1.55
Total Investments (Total Cost $61,523,181)			66,528,419	99.14
Other Assets Less Liabilities			574,683	0.86
Net Assets			$67,103,102	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At January 31, 2024, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	2.0%
Consumer Discretionary	11.3
Consumer Staples	2.3
Energy	7.2
Financials	44.3
Industrials	12.1
Information Technology	9.1
Real Estate	7.8
Utilities	3.0
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$742,802	$—	$—	$742,802
Cambodia	—	750,514	—	750,514
Georgia	—	984,960	—	984,960
Ghana	492,072	—	—	492,072
Iceland	—	1,679,119	—	1,679,119
Kazakhstan	—	7,119,653	—	7,119,653
Kenya	—	673,732	—	673,732
Kuwait	—	2,311,947	—	2,311,947
Mauritius	—	1,091,518	—	1,091,518
Morocco	—	1,688,058	—	1,688,058
Pakistan	—	989,025	—	989,025
Peru	499,615	—	—	499,615
Philippines	—	5,765,665	—	5,765,665
Qatar	—	3,988,228	—	3,988,228
Romania	—	5,344,229	—	5,344,229
Saudi Arabia	—	5,362,105	—	5,362,105
Slovenia	—	2,251,843	—	2,251,843
United Arab Emirates	—	8,896,226	—	8,896,226
Vietnam	—	14,856,027	—	14,856,027
Total Common Stocks	1,734,489	63,752,849	—	65,487,338
Investment Companies
Vietnam	—	1,041,081	—	1,041,081
Total Investments	$1,734,489	$64,793,930	$—	$66,528,419

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $690,843)
Globant S.A.*		3,900	$919,659	1.15
			919,659	1.15
Brazil (Cost $6,304,785)
Arcos Dorados Holdings, Inc., Class A		109,200	1,351,896	1.68
Arezzo Industria e Comercio S.A.	BRL	47,300	597,551	0.75
Localiza Rent a Car S.A.*	BRL	62,193	679,373	0.85
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	333,600	780,402	0.97
TOTVS S.A.*	BRL	441,600	2,809,469	3.50
XP, Inc., Class A		29,800	732,484	0.91
			6,951,175	8.66
China (Cost $22,929,837)
ANTA Sports Products Ltd.	HKD	181,800	1,526,422	1.90
ENN Energy Holdings Ltd.	HKD	122,100	902,562	1.13
H World Group Ltd. ADR		44,567	1,415,894	1.76
Hongfa Technology Co. Ltd., Class A	CNH	219,011	684,825	0.85
Lufax Holding Ltd. ADR		146,971	348,321	0.43
Meituan, Class B*,2	HKD	92,530	743,217	0.93
NARI Technology Co. Ltd., Class A	CNH	239,880	701,796	0.87
NetEase, Inc. ADR		18,172	1,774,314	2.21
Sieyuan Electric Co. Ltd., Class A	CNH	171,300	1,201,602	1.50
Sunresin New Materials Co. Ltd., Class A	CNH	150,500	926,279	1.15
Tencent Holdings Ltd.	HKD	138,400	4,813,563	6.00
Tencent Music Entertainment Group ADR*		170,081	1,598,761	1.99
Trip.com Group Ltd. ADR*		22,578	825,452	1.03
Wuliangye Yibin Co. Ltd., Class A	CNH	40,400	706,823	0.88
WuXi AppTec Co. Ltd., Class H2	HKD	50,000	345,319	0.43
			18,515,150	23.06
Greece (Cost $821,391)
Piraeus Financial Holdings S.A.*	EUR	276,907	1,119,682	1.39
			1,119,682	1.39
Hong Kong (Cost $2,163,624)
AIA Group Ltd.	HKD	227,000	1,765,051	2.20
			1,765,051	2.20
India (Cost $11,085,114)
Aarti Industries Ltd.	INR	116,085	919,516	1.15
APL Apollo Tubes Ltd.	INR	40,919	740,248	0.92
Apollo Hospitals Enterprise Ltd.	INR	12,692	967,230	1.21
HDFC Bank Ltd. ADR		50,652	2,810,679	3.50
Hindalco Industries Ltd.	INR	131,008	907,460	1.13
Larsen & Toubro Ltd.	INR	24,218	1,011,030	1.26
Macrotech Developers Ltd.[2]	INR	64,015	821,563	1.02

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
MakeMyTrip Ltd.*		18,300	$1,013,637	1.26
One 97 Communications Ltd.*	INR	90,574	824,881	1.03
PB Fintech Ltd.*	INR	130,265	1,567,597	1.95
Sun Pharmaceutical Industries Ltd.	INR	56,196	958,091	1.19
			12,541,932	15.62
Indonesia (Cost $831,459)
Bank Mandiri Persero Tbk PT	IDR	2,170,800	910,791	1.13
			910,791	1.13
Kazakhstan (Cost $766,622)
Kaspi.KZ JSC GDR (Registered)		12,411	1,141,677	1.42
			1,141,677	1.42
Malaysia (Cost $1,112,743)
My EG Services Bhd.	MYR	6,775,706	1,114,783	1.39
			1,114,783	1.39
Mexico (Cost $3,508,078)
Fomento Economico Mexicano S.A.B. de C.V. ADR		24,605	3,334,962	4.15
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	49,665	773,188	0.96
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	130,000	1,322,244	1.65
			5,430,394	6.76
Russia (Cost $1,633,271)
LUKOIL PJSC[3]	RUB	21,299	—	—
			—	—
Saudi Arabia (Cost $1,118,013)
Bupa Arabia for Cooperative Insurance Co.	SAR	13,660	751,518	0.93
Elm Co.	SAR	3,208	770,065	0.96
			1,521,583	1.89
South Korea (Cost $6,823,245)
Classys, Inc.	KRW	31,495	719,758	0.90
Dentium Co. Ltd.	KRW	16,504	1,394,367	1.74
Hana Materials, Inc.	KRW	20,719	723,067	0.90
Hansol Chemical Co. Ltd.*	KRW	9,694	1,430,040	1.78
KoMiCo Ltd.	KRW	16,393	744,505	0.93
SK Hynix, Inc.	KRW	30,511	3,022,763	3.76
			8,034,500	10.01
Taiwan (Cost $16,620,327)
Andes Technology Corp.	TWD	55,000	863,308	1.07
Delta Electronics, Inc.	TWD	83,000	738,040	0.92
E Ink Holdings, Inc.	TWD	246,000	1,622,817	2.02
Elite Material Co. Ltd.	TWD	62,000	904,103	1.13
Kaori Heat Treatment Co. Ltd.	TWD	59,000	423,308	0.53
Lotes Co. Ltd.	TWD	41,000	1,285,966	1.60

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Parade Technologies Ltd.	TWD	47,000	$1,646,176	2.05
Poya International Co. Ltd.	TWD	50,298	827,139	1.03
Sinbon Electronics Co. Ltd.	TWD	66,000	540,921	0.67
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	245,000	4,908,089	6.11
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		24,551	2,773,281	3.45
WinWay Technology Co. Ltd.	TWD	40,000	1,008,201	1.26
			17,541,349	21.84
Total Common Stocks (Cost $76,409,352)			77,507,726	96.52
Preferred Stocks
Brazil (Cost $763,266)
Petroleo Brasileiro S.A. ADR, 2.420%[4]		78,932	1,294,485	1.61
			1,294,485	1.61
Total Preferred Stocks (Cost $763,266)			1,294,485	1.61
Rights
Brazil (Cost $—)
Localiza Rent a Car S.A.*	BRL	244	443	—
			443	—
Total Rights (Cost $—)			443	—
Total Investments (Total Cost $77,172,618)			78,802,654	98.13
Other Assets Less Liabilities			1,502,694	1.87
Net Assets			$80,305,348	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)

At January 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	10.2%
Consumer Discretionary	10.4
Consumer Staples	5.0
Energy	1.6
Financials	16.6
Health Care	6.4
Industrials	8.2
Information Technology	31.5
Materials	6.1
Real Estate	1.0
Utilities	1.1
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$919,659	$—	$—	$919,659
Brazil	6,951,175	—	—	6,951,175
China	5,962,742	12,552,408	—	18,515,150
Greece	—	1,119,682	—	1,119,682
Hong Kong	—	1,765,051	—	1,765,051
India	3,824,316	8,717,616	—	12,541,932
Indonesia	—	910,791	—	910,791
Kazakhstan	—	1,141,677	—	1,141,677
Malaysia	—	1,114,783	—	1,114,783
Mexico	5,430,394	—	—	5,430,394
Saudi Arabia	—	1,521,583	—	1,521,583
South Korea	—	8,034,500	—	8,034,500
Taiwan	2,773,281	14,768,068	—	17,541,349
Total Common Stocks	25,861,567	51,646,159	—	77,507,726
Preferred Stocks
Brazil	1,294,485	—	—	1,294,485
Rights
Brazil	443	—	—	443
Total Investments	$27,156,495	$51,646,159	$—	$78,802,654

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $139,116)
Globant S.A.*		800	$188,648	1.74
			188,648	1.74
Brazil (Cost $856,383)
Arezzo Industria e Comercio S.A.	BRL	10,100	127,595	1.18
Oncoclinicas do Brasil Servicos Medicos S.A.*	BRL	95,200	222,705	2.05
Rede D’Or Sao Luiz S.A.*,2	BRL	30,600	167,687	1.55
TOTVS S.A.*	BRL	62,800	399,535	3.69
			917,522	8.47
China (Cost $2,774,101)
ANTA Sports Products Ltd.	HKD	28,200	236,772	2.19
Hongfa Technology Co. Ltd., Class A	CNH	60,000	187,614	1.73
Meituan, Class B*,2	HKD	14,150	113,655	1.05
NARI Technology Co. Ltd., Class A	CNH	72,640	212,517	1.96
Sieyuan Electric Co. Ltd., Class A	CNH	28,000	196,409	1.81
Sunresin New Materials Co. Ltd., Class A	CNH	41,150	253,265	2.34
Tencent Holdings Ltd.	HKD	18,700	650,387	6.00
Trip.com Group Ltd. ADR*		4,562	166,787	1.54
WuXi AppTec Co. Ltd., Class H2	HKD	13,480	93,098	0.86
			2,110,504	19.48
Hong Kong (Cost $462,789)
AIA Group Ltd.	HKD	49,000	381,002	3.52
			381,002	3.52
India (Cost $1,422,177)
Alkem Laboratories Ltd.	INR	2,940	176,415	1.63
Apollo Hospitals Enterprise Ltd.	INR	2,570	195,854	1.81
Granules India Ltd.	INR	37,394	186,850	1.72
HDFC Bank Ltd. ADR		8,994	499,077	4.61
One 97 Communications Ltd.*	INR	12,236	111,437	1.03
PB Fintech Ltd.*	INR	26,376	317,406	2.93
Sun Pharmaceutical Industries Ltd.	INR	11,333	193,218	1.78
			1,680,257	15.51
Indonesia (Cost $92,687)
Bank Syariah Indonesia Tbk PT	IDR	832,800	122,498	1.13
			122,498	1.13
Malaysia (Cost $246,539)
My EG Services Bhd.	MYR	1,486,806	244,619	2.26
			244,619	2.26
Mexico (Cost $357,074)
Fomento Economico Mexicano S.A.B. de C.V. ADR		3,431	465,038	4.29

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,100	$224,781	2.08
			689,819	6.37
Saudi Arabia (Cost $195,501)
Bupa Arabia for Cooperative Insurance Co.	SAR	2,380	130,938	1.21
Elm Co.	SAR	550	132,025	1.22
			262,963	2.43
South Korea (Cost $777,133)
Dentium Co. Ltd.	KRW	4,080	344,706	3.18
Hansol Chemical Co. Ltd.*	KRW	1,817	268,040	2.48
SK Hynix, Inc.	KRW	2,865	283,839	2.62
			896,585	8.28
Taiwan (Cost $2,309,809)
Andes Technology Corp.	TWD	13,000	204,055	1.88
Delta Electronics, Inc.	TWD	17,000	151,165	1.40
E Ink Holdings, Inc.	TWD	57,000	376,018	3.47
Kaori Heat Treatment Co. Ltd.	TWD	17,000	121,970	1.13
Lotes Co. Ltd.	TWD	5,000	156,825	1.45
Parade Technologies Ltd.	TWD	8,000	280,200	2.59
Poya International Co. Ltd.	TWD	6,090	100,149	0.92
Sinbon Electronics Co. Ltd.	TWD	23,000	188,503	1.74
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	29,000	580,958	5.36
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		4,193	473,641	4.37
WinWay Technology Co. Ltd.	TWD	9,000	226,845	2.09
			2,860,329	26.40
United Arab Emirates (Cost $261,060)
Abu Dhabi Islamic Bank PJSC	AED	35,567	108,387	1.00
Burjeel Holdings PLC	AED	191,485	162,051	1.50
			270,438	2.50
Total Common Stocks (Cost $9,894,369)			10,625,184	98.09
Total Investments (Total Cost $9,894,369)			10,625,184	98.09
Other Assets Less Liabilities			207,418	1.91
Net Assets			$10,832,602	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)

At January 31, 2024, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	6.0%
Consumer Discretionary	6.9
Consumer Staples	4.3
Financials	17.5
Health Care	16.1
Industrials	8.9
Information Technology	33.6
Materials	4.8
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$188,648	$—	$—	$188,648
Brazil	917,522	—	—	917,522
China	166,787	1,943,717	—	2,110,504
Hong Kong	—	381,002	—	381,002
India	499,077	1,181,180	—	1,680,257
Indonesia	—	122,498	—	122,498
Malaysia	—	244,619	—	244,619
Mexico	689,819	—	—	689,819
Saudi Arabia	—	262,963	—	262,963
South Korea	—	896,585	—	896,585
Taiwan	473,641	2,386,688	—	2,860,329
United Arab Emirates	—	270,438	—	270,438
Total Common Stocks	2,935,494	7,689,690	—	10,625,184
Total Investments	$2,935,494	$7,689,690	$—	$10,625,184

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $599,525)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$197,365	2.02
BRF GmbH, 4.350%, 09/29/2026		200,000	188,500	1.93
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	186,430	1.90
			572,295	5.85
Chile (Cost $533,061)
Banco Santander Chile, 2.700%, 01/10/2025		150,000	145,721	1.49
Celulosa Arauco y Constitucion S.A., 3.875%, 11/02/2027		200,000	186,250	1.91
Inversiones CMPC S.A., 4.750%, 09/15/2024		200,000	197,875	2.02
			529,846	5.42
China (Cost $401,677)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	197,456	2.02
Tencent Holdings Ltd., (Floating, CME Term SOFR 3M + 1.172%), 6.495%, 04/11/2024		200,000	200,276	2.04
			397,732	4.06
Colombia (Cost $102,193)
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	98,445	1.01
			98,445	1.01
Czech Republic (Cost $93,916)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	104,974	1.07
			104,974	1.07
Hong Kong (Cost $395,226)
HKT Capital No. 4 Ltd., 3.000%, 07/14/2026		200,000	190,608	1.95
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.100%), 7.776%, 11/16/2025[2]		200,000	203,310	2.08
			393,918	4.03
India (Cost $797,381)
ABJA Investment Co. Pte. Ltd., 5.950%, 07/31/2024		200,000	199,054	2.04
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	197,069	2.01
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	195,680	2.00
HDFC Bank Ltd., 5.686%, 03/02/2026		200,000	201,886	2.06
			793,689	8.11
Indonesia (Cost $597,311)
Bank Mandiri Persero Tbk PT, 2.000%, 04/19/2026		200,000	186,312	1.90
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		400,000	393,875	4.03
			580,187	5.93
Jordan (Cost $202,171)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	190,750	1.95
			190,750	1.95

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kazakhstan (Cost $374,276)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		200,000	$194,563	1.99
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		200,000	188,105	1.92
			382,668	3.91
Kuwait (Cost $206,415)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	197,188	2.02
			197,188	2.02
Malaysia (Cost $191,036)
MISC Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	191,852	1.96
			191,852	1.96
Mexico (Cost $730,641)
Grupo Bimbo S.A.B. de C.V., 3.875%, 06/27/2024		200,000	198,290	2.02
Petroleos Mexicanos, 5.350%, 02/12/2028		385,000	336,363	3.44
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	195,626	2.00
			730,279	7.46
Morocco (Cost $193,272)
OCP S.A., 4.500%, 10/22/2025		200,000	192,250	1.96
			192,250	1.96
Oman (Cost $205,321)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	195,750	2.00
			195,750	2.00
Panama (Cost $201,909)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	188,366	1.93
			188,366	1.93
Peru (Cost $824,203)
Banco de Credito del Peru S.A., 2.700%, 01/11/2025		150,000	145,547	1.49
Credicorp Ltd., 2.750%, 06/17/2025		200,000	190,937	1.95
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	188,500	1.93
Southern Copper Corp., 3.875%, 04/23/2025		100,000	97,748	1.00
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		200,000	194,250	1.98
			816,982	8.35
Romania (Cost $97,170)
NE Property B.V., 1.875%, 10/09/2026	EUR	100,000	100,039	1.02
			100,039	1.02
Saudi Arabia (Cost $583,285)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	250,720	2.56
SNB Funding Ltd., 2.750%, 10/02/2024		333,000	325,716	3.33
			576,436	5.89

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Singapore (Cost $190,907)
BOC Aviation Ltd., 3.500%, 09/18/2027		200,000	$190,184	1.94
			190,184	1.94
South Africa (Cost $586,877)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		200,000	198,702	2.03
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		200,000	201,750	2.06
Prosus N.V., 3.257%, 01/19/2027		205,000	188,579	1.93
			589,031	6.02
South Korea (Cost $199,327)
SK On Co. Ltd., 5.375%, 05/11/2026		200,000	201,090	2.06
			201,090	2.06
Thailand (Cost $204,131)
Kasikornbank PCL, 5.458%, 03/07/2028		200,000	203,432	2.08
			203,432	2.08
United Arab Emirates (Cost $834,970)
DIB Sukuk Ltd., 2.950%, 01/16/2026		200,000	191,250	1.95
Galaxy Pipeline Assets Bidco Ltd., 1.750%, 09/30/2027		129,320	121,036	1.24
MAF Global Securities Ltd., 4.750%, 05/07/2024		200,000	198,746	2.03
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	320,760	3.28
			831,792	8.50
Total Debt Securities (Cost $9,346,201)			9,249,175	94.53
Total Investments (Total Cost $9,346,201)			9,249,175	94.53
Other Assets Less Liabilities			535,559	5.47
Net Assets			$9,784,734	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.
At January 31, 2024, the Ashmore Emerging Markets Low Duration Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/14/2024	Morgan Stanley	United States Dollar	196,531	Euro	179,816	$2,087
Subtotal Appreciation						2,087
Total						$2,087

ASHMORE EMERGING MARKETS LOW DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Low Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$7,193,721	$—	$7,193,721
Financial Certificates	—	441,970	—	441,970
Government Agencies	—	1,425,118	—	1,425,118
Municipal Bonds	—	188,366	—	188,366
Total Debt Securities	—	9,249,175	—	9,249,175
Total Investments	$—	$9,249,175	$—	$9,249,175

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,087	$—	$2,087
Total Other Financial Instruments	$—	$2,087	$—	$2,087

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $381,328)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$173,500	0.95
Angola (Rep of), 9.125%, 11/26/2049		250,000	197,188	1.09
			370,688	2.04
Argentina (Cost $519,842)
Argentina (Rep of), 1.000%, 07/09/2029		124,000	49,848	0.27
Argentina (Rep of), (Step to 1.750% on 07/09/2027), 0.750%, 07/09/2030[2]		410,000	165,845	0.91
Argentina (Rep of), (Step to 4.125% on 07/09/2024), 3.625%, 07/09/2035[2]		561,000	187,654	1.03
Argentina (Rep of), (Step to 5.000% on 07/09/2024), 4.250%, 01/09/2038[2]		160,000	61,440	0.34
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		311,000	103,252	0.57
			568,039	3.12
Azerbaijan (Cost $202,780)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	202,250	1.11
			202,250	1.11
Bahrain (Cost $212,184)
Bapco Energies BSCC, 8.375%, 11/07/2028		200,000	217,125	1.19
			217,125	1.19
Brazil (Cost $558,590)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	17,145	0.09
Brazil (Rep of), 6.125%, 03/15/2034		200,000	198,040	1.09
Brazil (Rep of), 5.000%, 01/27/2045		200,000	158,200	0.87
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	440,000	86,743	0.48
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2033	BRL	483,000	94,472	0.52
			554,600	3.05
Chile (Cost $750,660)
Chile (Rep of), 3.100%, 05/07/2041		200,000	149,500	0.82
Chile (Rep of), 3.100%, 01/22/2061		200,000	127,700	0.70
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	154,200	0.85
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	258,690	1.42
			690,090	3.79
China (Cost $179,987)
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		200,000	181,920	1.00
			181,920	1.00
Colombia (Cost $256,210)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	99,400	0.55

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombia (Rep of), 5.625%, 02/26/2044		200,000	$158,700	0.87
			258,100	1.42
Costa Rica (Cost $176,794)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	178,700	0.98
			178,700	0.98
Dominican Republic (Cost $741,610)
Dominican (Rep of), 5.500%, 01/27/2025		100,000	99,600	0.55
Dominican (Rep of), 6.875%, 01/29/2026		100,000	101,550	0.56
Dominican (Rep of), 4.875%, 09/23/2032		225,000	200,812	1.10
Dominican (Rep of), 5.300%, 01/21/2041		150,000	126,150	0.69
Dominican (Rep of), 5.875%, 01/30/2060		282,000	238,995	1.31
			767,107	4.21
Ecuador (Cost $75,857)
Ecuador (Rep of), (Step to 5.500% on 07/31/2024), 3.500%, 07/31/2035[2]		34,900	14,152	0.08
Ecuador (Rep of), (Step to 5.000% on 07/31/2024), 2.500%, 07/31/2040[2]		194,000	71,004	0.39
			85,156	0.47
Egypt (Cost $503,078)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	147,000	0.81
Egypt (Rep of), 8.500%, 01/31/2047		200,000	122,000	0.67
Egypt (Rep of), 8.700%, 03/01/2049		200,000	124,000	0.68
Egypt (Rep of), 8.875%, 05/29/2050		200,000	125,500	0.69
			518,500	2.85
Gabon (Cost $172,137)
Gabon (Rep of), 6.625%, 02/06/2031		200,000	163,000	0.90
			163,000	0.90
Ghana (Cost $270,000)
Ghana (Rep of), 6.375%, 02/11/2027[3]		200,000	89,750	0.49
Ghana (Rep of), 7.625%, 05/16/2029[3]		200,000	88,500	0.49
Ghana (Rep of), 8.625%, 04/07/2034[3]		200,000	88,750	0.49
			267,000	1.47
Guatemala (Cost $205,261)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	202,700	1.11
			202,700	1.11
Hungary (Cost $128,931)
Hungary (Rep of), 3.125%, 09/21/2051		200,000	127,500	0.70
			127,500	0.70
India (Cost $190,584)
Export-Import Bank of India, 3.375%, 08/05/2026		200,000	192,006	1.05
			192,006	1.05

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (Cost $1,254,827)
Indonesia (Rep of), 4.150%, 09/20/2027		200,000	$195,125	1.07
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	113,499	0.62
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	124,886	0.69
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	169,522	0.93
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.750%, 05/15/2025		200,000	196,937	1.08
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	202,022	1.11
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	213,772	1.18
			1,215,763	6.68
Ivory Coast (Cost $466,945)
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	100,000	90,509	0.50
Ivory Coast (Rep of), 7.625%, 01/30/2033[4]		207,000	205,137	1.13
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	100,000	90,103	0.49
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	100,000	84,700	0.46
			470,449	2.58
Kazakhstan (Cost $215,047)
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	220,300	1.21
			220,300	1.21
Malaysia (Cost $425,768)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	168,578	0.92
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	251,034	1.38
			419,612	2.30
Mexico (Cost $1,534,072)
Comision Federal de Electricidad, 3.875%, 07/26/2033		200,000	160,990	0.88
Mexico (Rep of), 5.400%, 02/09/2028		200,000	203,700	1.12
Mexico (Rep of), 6.050%, 01/11/2040		44,000	43,846	0.24
Mexico (Rep of), 5.550%, 01/21/2045		64,000	59,712	0.33
Mexico (Rep of), 3.771%, 05/24/2061		200,000	130,800	0.72
Mexico (Rep of), 3.750%, 04/19/2071		200,000	128,800	0.71
Mexico (Rep of), 5.750%, 10/12/2110		76,000	66,948	0.37
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	62,519	0.34
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	313,425	1.72
Petroleos Mexicanos, 6.950%, 01/28/2060		418,000	266,893	1.47
			1,437,633	7.90
Mongolia (Cost $162,816)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	168,022	0.92
			168,022	0.92
Morocco (Cost $207,127)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	206,750	1.14
			206,750	1.14
Nigeria (Cost $449,276)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	157,640	0.86

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (continued)
Nigeria (Rep of), 7.625%, 11/28/2047		405,000	$307,294	1.69
			464,934	2.55
Oman (Cost $894,289)
Oman (Rep of), 4.750%, 06/15/2026		200,000	197,000	1.09
Oman (Rep of), 6.750%, 10/28/2027		200,000	209,500	1.15
Oman (Rep of), 6.500%, 03/08/2047		200,000	196,975	1.08
Oman (Rep of), 6.750%, 01/17/2048		300,000	302,250	1.66
			905,725	4.98
Pakistan (Cost $102,873)
Pakistan (Rep of), 7.375%, 04/08/2031		200,000	129,022	0.71
			129,022	0.71
Panama (Cost $327,012)
Panama (Rep of), 7.125%, 01/29/2026		100,000	102,350	0.56
Panama (Rep of), 8.875%, 09/30/2027		49,000	53,312	0.29
Panama (Rep of), 9.375%, 04/01/2029		63,000	70,403	0.39
Panama (Rep of), 6.700%, 01/26/2036		88,000	84,352	0.46
			310,417	1.70
Paraguay (Cost $193,236)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	199,400	1.10
			199,400	1.10
Peru (Cost $603,473)
Peru (Rep of), 7.350%, 07/21/2025		100,000	103,031	0.56
Peru (Rep of), 8.750%, 11/21/2033		149,000	185,505	1.02
Peru (Rep of), 3.300%, 03/11/2041		69,000	52,129	0.29
Peru (Rep of), 2.780%, 12/01/2060		119,000	70,329	0.39
Peru (Rep of), 3.230%, 07/28/2121		53,000	31,138	0.17
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	149,407	0.82
			591,539	3.25
Philippines (Cost $591,608)
Philippines (Rep of), 10.625%, 03/16/2025		53,000	56,163	0.31
Philippines (Rep of), 9.500%, 02/02/2030		105,000	130,463	0.72
Philippines (Rep of), 7.750%, 01/14/2031		100,000	117,000	0.64
Philippines (Rep of), 6.375%, 10/23/2034		100,000	110,886	0.61
Philippines (Rep of), 3.950%, 01/20/2040		200,000	173,522	0.95
			588,034	3.23
Poland (Cost $185,340)
Poland (Rep of), 5.500%, 11/16/2027		69,000	71,207	0.39
Poland (Rep of), 4.875%, 10/04/2033		72,000	71,622	0.39
Poland (Rep of), 5.500%, 04/04/2053		43,000	43,466	0.24
			186,295	1.02

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (Cost $587,263)
Qatar (Rep of), 3.250%, 06/02/2026		200,000	$194,000	1.06
Qatar (Rep of), 4.817%, 03/14/2049		250,000	232,812	1.28
QatarEnergy, 3.125%, 07/12/2041		200,000	148,575	0.82
			575,387	3.16
Romania (Cost $491,455)
Romania (Rep of), 3.000%, 02/27/2027		40,000	37,310	0.21
Romania (Rep of), 5.875%, 01/30/2029[4]		98,000	98,892	0.54
Romania (Rep of), 3.000%, 02/14/2031		30,000	25,425	0.14
Romania (Rep of), 3.625%, 03/27/2032		150,000	129,375	0.71
Romania (Rep of), 7.125%, 01/17/2033		36,000	38,794	0.21
Romania (Rep of), 6.125%, 01/22/2044		24,000	23,527	0.13
Romania (Rep of), 4.000%, 02/14/2051		194,000	139,437	0.77
			492,760	2.71
Saudi Arabia (Cost $321,738)
Saudi (Rep of), 5.000%, 01/16/2034[4]		325,000	323,375	1.78
			323,375	1.78
South Africa (Cost $518,016)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	183,135	1.01
South Africa (Rep of), 5.875%, 04/20/2032		200,000	183,480	1.01
South Africa (Rep of), 5.750%, 09/30/2049		200,000	148,210	0.81
			514,825	2.83
Tunisia (Cost $86,617)
Tunisia (Rep of), 6.375%, 07/15/2026	EUR	118,000	96,120	0.53
			96,120	0.53
Turkey (Cost $386,308)
Turkey (Rep of), 4.875%, 04/16/2043		238,000	160,650	0.88
Turkey (Rep of), 5.750%, 05/11/2047		302,000	220,596	1.21
			381,246	2.09
Ukraine (Cost $61,500)
Ukraine (Rep of), 6.876%, 05/21/2031[3]		200,000	43,500	0.24
			43,500	0.24
United Arab Emirates (Cost $755,191)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		200,000	139,250	0.76
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		280,000	224,350	1.23
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	334,376	1.84
			697,976	3.83
United States (Cost $76,168)
U.S. Treasury Bill, 5.120%, 04/16/2024[5]		77,000	76,169	0.42
			76,169	0.42

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (Cost $547,888)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		103,000	$124,270	0.68
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	75,005	0.41
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	91,406	0.50
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	54,560	0.30
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	65,184	0.36
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	128,712	0.71
			539,137	2.96
Venezuela (Cost $906,314)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,7]		419,000	348,817	1.92
Venezuela (Rep of), 11.750%, 10/21/2026[3]		865,000	154,403	0.85
Venezuela (Rep of), 9.250%, 09/15/2027[3]		1,155,000	206,167	1.13
Venezuela (Rep of), 11.950%, 08/05/2031[3]		867,000	154,760	0.85
			864,147	4.75
Total Debt Securities (Cost $17,878,000)			17,663,018	97.03
Total Investments in Securities (Cost $17,878,000)			17,663,018	97.03
Total Investments (Total Cost $17,878,000)			17,663,018	97.03
Other Assets Less Liabilities			541,283	2.97
Net Assets			$18,204,301	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2024 is disclosed.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.
At January 31, 2024, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/14/2024	Morgan Stanley	United States Dollar	349,170	Euro	319,482	$3,698
Subtotal Appreciation						3,698
Total						$3,698

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$1,505,195	$—	$1,505,195
Financial Certificates	—	334,376	—	334,376
Government Agencies	—	2,280,085	—	2,280,085
Government Bonds	—	13,467,193	—	13,467,193
Short Term Bills and Notes	—	76,169	—	76,169
Total Debt Securities	—	17,663,018	—	17,663,018
Total Investments	$—	$17,663,018	$—	$17,663,018

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,698	$—	$3,698
Total Other Financial Instruments	$—	$3,698	$—	$3,698

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,374,384)
Aegea Finance S.a.r.l., 9.000%, 01/20/2031		200,000	$210,400	2.85
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	230,414	3.12
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	238,200	3.23
Oi S.A., 14.000%, (44% PIK), 09/07/2024[2,3,4,5]		31,598	31,440	0.43
Oi S.A., 10.000%, 07/27/2025[4,6]		290,000	8,700	0.12
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	208,300	2.82
			927,454	12.57
Chile (Cost $365,177)
Banco de Chile, 2.990%, 12/09/2031		200,000	171,200	2.32
VTR Finance N.V., 6.375%, 07/15/2028		200,000	76,625	1.04
			247,825	3.36
China (Cost $1,141,465)
Central China Real Estate Ltd., 7.250%, 08/13/2024[6]		300,000	12,750	0.17
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[6,7]		280,000	6,300	0.09
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[6]		280,000	9,100	0.12
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6]		290,000	2,175	0.03
			30,325	0.41
Guatemala (Cost $362,330)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		200,000	186,000	2.52
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	167,175	2.26
			353,175	4.78
India (Cost $672,310)
Bharti Airtel Ltd., 3.250%, 06/03/2031		200,000	175,690	2.38
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		360,000	333,000	4.51
Greenko Power II Ltd., 4.300%, 12/13/2028		180,000	163,822	2.22
			672,512	9.11
Indonesia (Cost $152,958)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		200,000	183,188	2.48
			183,188	2.48
Kuwait (Cost $425,498)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	202,688	2.75
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[8]		200,000	191,250	2.59
			393,938	5.34
Mexico (Cost $1,211,228)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[8]		260,000	255,450	3.46

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[8]		240,000	$218,772	2.96
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	168,125	2.28
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	176,000	2.39
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	181,856	2.46
			1,000,203	13.55
Panama (Cost $199,156)
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	188,854	2.56
			188,854	2.56
Peru (Cost $187,582)
Intercorp Peru Ltd., 3.875%, 08/15/2029		200,000	172,500	2.34
			172,500	2.34
Qatar (Cost $281,271)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 6.992%, 02/07/2025		280,000	281,838	3.82
			281,838	3.82
Romania (Cost $175,463)
NE Property B.V., 2.000%, 01/20/2030	EUR	200,000	180,477	2.45
			180,477	2.45
Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[6,9]		200,000	—	—
			—	—
South Africa (Cost $587,886)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[8]		200,000	190,000	2.58
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	211,837	2.87
Prosus N.V., 3.680%, 01/21/2030		200,000	173,000	2.34
			574,837	7.79
United Arab Emirates (Cost $1,089,768)
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	229,500	3.11
DP World Ltd., 6.850%, 07/02/2037		200,000	215,000	2.91
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[8]		200,000	198,300	2.69
Emirates Telecommunications Group Co. PJSC, 0.875%, 05/17/2033	EUR	200,000	173,024	2.34
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[8]		200,000	205,813	2.79
			1,021,637	13.84

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United States (Cost $567,596)
U.S. Treasury Bill, 5.084%, 04/16/2024[10]		573,800	$567,608	7.69
			567,608	7.69
Total Debt Securities (Cost $8,978,701)			6,796,371	92.09
Total Investments in Securities (Cost $8,978,701)			6,796,371	92.09
Total Investments (Total Cost $8,978,701)			6,796,371	92.09
Other Assets Less Liabilities			584,144	7.91
Net Assets			$7,380,515	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Security is a Level 3 investment.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Restricted security that has been deemed illiquid. At January 31, 2024 the value of these restricted illiquid securities amount to $31,440 or 0.43% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Oi S.A., 14.000%, 09/07/2024	4/21/23-1/22/24	$31,268

[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At January 31, 2024, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/14/2024	Morgan Stanley	United States Dollar	355,644	Euro	325,572	$3,586
Subtotal Appreciation						3,586
Total						$3,586

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$4,444,641	$31,440	$4,476,081
Corporate Convertible Bonds	—	664,222	—	664,222
Financial Certificates	—	709,637	—	709,637
Government Agencies	—	378,823	—	378,823
Short Term Bills and Notes	—	567,608	—	567,608
Total Debt Securities	—	6,764,931	31,440	6,796,371
Total Investments	$—	$6,764,931	$31,440	$6,796,371

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,586	$—	$3,586
Total Other Financial Instruments	$—	$3,586	$—	$3,586
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2024:
Category and Subcategory	Beginning Balance at 10/31/2023	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2024	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2024
Investments, at value
Corporate Bonds
Brazil	$330	$—	$5	$—	$—	$—	$31,105	$—	$31,440	$(2)
Total	$330	$—	$5	$—	$—	$—	$31,105	$—	$31,440	$(2)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2024 (Unaudited)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2024:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2024	Valuation Technique	Unobservable Input
Corporate Bonds	$31,440	Broker Quote	$99.50
Total	$31,440